UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: November 1, 2008 — April 30, 2009

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOLS
(CLASS A SHARES)

100 Fund: PARTX

300 Fund: PTRNX

Putnam Absolute Return 100 and 300 Funds

Semiannual Report
4 | 30 | 09

A world of investing.™

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Since 1937, when George Putnam created a prudent mix of stocks and bonds in a single, professionally managed portfolio, we have championed the wisdom of the balanced approach. Today, we offer a world of equity, fixed-income, multi-asset, and absolute-return portfolios so investors can pursue a range of financial goals. Our seasoned portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in service excellence, in the value of experienced financial advice, and in putting clients first in everything we do.

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

Putnam
Absolute Return
100 and 300
Funds

Semiannual Report
4 | 30 | 09

Message from the Trustees	2

About the funds	4

Performance snapshot	6

Interview with your fund’s Portfolio Manager	7

Performance in depth	12

Expenses	14

Your fund’s management	16

Terms and definitions	18

Trustee approval of management contract	19

Other information for shareholders	23

Financial statements	24

Message from the Trustees

Dear Fellow Shareholder:

Since the fourth quarter of 2007, investors have endured one of the most difficult downturns in decades, but there now seem to be early signs that the storm clouds may be starting to clear in the stock market. Although this downturn is far from over and we remain cautious, we are encouraged by a number of developments.

Before its climb was interrupted by profit taking in early May, the stock market experienced a two-month run-up from its March lows. Although many analysts agree that the stock market is in the process of bottoming out, they are careful to note that the market is fairly valued today and that it will require positive corporate earnings growth to continue its climb.

The outlook for the fixed-income market is less clear. Hundreds of billions of dollars in economic stimulus spending have increased the U.S. deficit, which may weaken demand for Treasuries. Corporate and municipal debt may fare slightly better.

Under President and CEO Robert L. Reynolds, Putnam Investments has instituted several changes in order to position Putnam mutual funds for a market recovery. In April, Walter C. Donovan, a 25-year investment industry veteran, joined Putnam as Chief Investment Officer. Mr. Donovan will lead a reinvigorated investment organization strengthened by the arrival during the past few months of several well-regarded senior portfolio managers, research analysts, and equity traders.

We also are pleased to announce that Ravi Akhoury has been elected to the Board of Trustees of the Putnam Funds and W. Thomas Stephens has rejoined the Board. From 1992 to 2007, Mr. Akhoury was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management. He serves as advisor to New York Life Insurance Company, and previously was a member of its Executive Management Committee.

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Mr. Stephens retired in December 2008 as Chairman and Chief Executive Officer of Boise Cascade, L.L.C., a paper, forest products, and timberland assets company. He is a Director of TransCanada Pipelines, Ltd., an energy infrastructure company. From 1997 to 2008, Mr. Stephens served on the Board of Trustees of the Putnam Funds. Until 2004, he also was a Director of Xcel Energy Incorporated, Qwest Communications, and Norske Canada, Inc.

We would like to take this opportunity to welcome new shareholders to the funds and to thank all of our investors for your continued confidence in Putnam.

About the funds

Pursuing positive returns with less volatility over time than more traditional funds

Many traditional mutual funds focus on specific sectors of the market and strive to perform better than a specified benchmark. Putnam Absolute Return 100 and 300 Funds have the flexibility to go beyond such constraints to pursue positive returns with less volatility over a reasonable period of time, generally three years or more — no matter what happens in the markets. And, unlike funds tied to a narrow investment universe, these funds have flexibility to invest in sectors and markets around the world. The funds’ managers can build the portfolios from any combination of investments, and can adjust the mix of investments as opportunities change.

In addition to this flexibility, the portfolio managers, with the resources and support of Putnam’s Taxable Fixed-Income Group, which includes more than 80 experts covering every global bond sector, use advanced risk management techniques and modern investment tools, such as active trading strategies designed to exploit market inefficiencies and other conditions. These tools can help mitigate downside risk and potentially help the funds outperform general markets during flat or negative market conditions.

Putnam is experienced in managing absolute return strategies for institutional investors, and our investment teams have deep expertise and a wide range of tools available for pursuing each fund’s targeted return.

Asset allocation decisions may not always be correct and may adversely affect fund performance. Use of leverage through derivatives to increase exposure to asset classes could increase this risk by magnifying the impact of underperforming asset classes. Leverage also involves other risks.

International investments carry risks of volatile currencies, economies, and governments. Emerging-market securities also carry the risk of illiquidity.

Bonds are affected by changes in interest rates, credit conditions, and inflation. As interest rates rise, prices of bonds fall. Long-term bonds are more sensitive to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses.

The funds will likely underperform general securities markets during periods of strong positive market performance. Additional risks are listed in the funds’ prospectus.

Benefits of Putnam
Absolute Return Funds

Traditional	Absolute return
strategies	strategies

Success =	Success =
beating the market	meeting return targets

Risk =	Risk =
lagging the market	negative returns

Often limited to	Free to go anywhere:
one market or type	invest across sectors
of security	and global markets

Fixed allocations	No fixed allocations

Vulnerable to	Can be independent
market volatility	of market volatility

Free to go anywhere

The funds can invest in a wide range
of global securities

U.S. corporate bonds

U.S. mortgage-backed securities

U.S. government bonds

International bonds

Cash equivalents

Global high-yield bonds

Emerging-market bonds

Asset-backed securities

Bank loans

Performance
snapshot

Putnam Absolute Return 100 and 300 Funds

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the growth chart do not reflect a sales charge of 3.25%; had they, results would have been lower. See pages 7 and 12–14 for additional performance information. For a portion of the period, these funds may have limited expenses, without which returns would have been lower. Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may apply. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects. To obtain the most recent month-end performance, visit putnam.com.

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Interview with your
fund’s Portfolio Manager

Rob Bloemker

Rob, this is the funds’ first shareholder report, covering approximately four months from the funds’ launch on December 23, 2008 through April 30, 2009. How did the funds perform?

Market volatility made it a challenging period for the funds to get off the ground, and a great test for our philosophy and our skills. The innovative approach of Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund is to seek positive returns and outperform Treasury bills by 1% and 3%, respectively, over at least three years. The funds invest in fixed-income securities, and bond market volatility was, proportionally, almost as high as stock market volatility in the first four months of 2009. Treasuries actually had negative results over this period, though other sectors of the fixed-income market performed well. Through the ups and downs of the period, our funds were quite stable and delivered positive results in line with their targeted returns. Class A shares of Absolute Return 100 Fund and Absolute Return 300 Fund posted results of 0.62% and 1.22%, respectively, at net asset value from inception through April 30, 2009. The Merrill Lynch U.S. Treasury Bill Index, which the funds seek to outperform as the basis for their target returns, posted a return of 0.12% since the funds’ inception through April 30.

Broad market index and fund performance

This comparison shows the funds’ performance in the context of broad market indexes for the period from 12/23/08 (commencement of operations) to 4/30/09. See page 6 and pages 12–14 for additional fund performance information. Index descriptions can be found on page 18. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

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What has caused the market volatility?

We are still witnessing the unfolding of a long process of financial deleveraging that began over 18 months ago and has achieved an unprecedented scale in both the United States and worldwide. The turmoil was triggered by the surge in home foreclosures and severe problems for securitized loan markets that began in 2006. In October and November 2008, just before the launch of these funds, another significant drop in commercial and residential property values was reported, and panic selling of credit instruments ensued. There were simply too many sellers and very few buyers, and yields of credit instruments compared with Treasuries spiked to spread levels that have never been seen before.

There has been some improvement during the period of the funds’ operations. Efforts by the Fed [U.S. Federal Reserve] and several other central banks to ease credit conditions have borne fruit. The Fed and U.S. Treasury introduced a number of new lending facilities designed to spur renewed credit flows. In March, Treasury Secretary Timothy Geithner announced a public/private partnership to buy up so-called “toxic” mortgage assets from banks as another way to restore credit flows. The result of this series of government efforts was a gradual shift — at least temporarily — to a stabilization of the credit markets near the end of the reporting period.

What strategies did you adopt to navigate these market conditions?

Our strategy focused on cash instruments for stability and a small range of higher-yielding strategies to help pursue the funds’ target returns. We found mispriced securities in several sectors. These are securities that over the long term have low volatility

Credit quality overview

Credit qualities shown as a percentage of portfolio value as of 4/30/09. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds not rated by Moody’s but considered by Putnam Management to be of comparable quality. Ratings will vary over time.

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profiles, but they were selling at discounted prices and offered much more attractive yield spreads than they usually do. We were confident in our research conclusions that the securities had not become more likely to default because our analysts do fundamental research on bonds, looking at their cash flows, the collateral that stands behind them, and their structures.

We believed this was the best way to pursue the special objective and philosophy of the Absolute Return Funds — positive, targeted returns above the rate of inflation over periods of three years or more, with less volatility than more traditional funds. Our goals are different from those of many traditional mutual funds that try to outperform a benchmark index while selecting investments primarily from the very same index. Although positive returns are never guaranteed, our funds have greater flexibility to choose investments from a range of sectors and markets and to adjust dynamically with changing opportunities and risks.

Can you describe some specific portfolio positions?

We built significant positions in FDIC-guaranteed bank bonds with a yield advantage of more than 0.5% over Treasuries of comparable maturities, despite having the same government guarantee against default. In credit sectors, we established positions in two main areas. One involved high-quality corporate bonds very close to maturity. The second involved corporate bonds that have a degree of credit risk, but we were able to hedge these risks with credit default swaps, which insured the positions against the small possibility of default. In mortgage-backed bonds, our credit strategies were focused on short-maturity bonds with high-quality cash

Allocations are represented as a percentage of portfolio market value and include derivative instruments. These may differ from allocations shown later in this report. Holdings and allocations may vary over time.

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flows, backed by collateral, and protected from defaults. These securities include the commercial mortgage-backed securities [CMBS], CMBS interest-only securities [CMBS IOs], and collateralized mortgage obligations [CMOs]. We established these positions with neutral duration and little term structure risk.

How did the portfolios of the 100 Fund and the 300 Fund differ?

The strategies are the same for both funds, but we implement them with different allocations that correspond to the funds’ return targets and risk profiles. The 100 Fund has a lower target return and favors the safer strategies to preserve capital, while the 300 Fund, with a higher target, has a greater allocation to more aggressive strategies. In this period, this meant that the allocation to cash instruments was relatively larger in the 100 Fund, while the allocations to corporate and mortgage-backed bonds, for example, were larger in the 300 Fund.

Let’s turn to your outlook. What do you expect from the market and what is your outlook for inflation?

We are optimistic about the opportunities in the market. There have been a number of encouraging developments, such as the early success of the TALF [Term Asset-Backed Securities Loan Facility] program. This has helped to thaw some of the trading in mortgage-backed securities, which should gradually reduce uncertainty. With these opportunities, we believe we can meet the funds’ target returns while maintaining low volatility. In the short term, we think that inflation, already low, might turn negative, but over the longer term we expect to see inflationary pressures reemerge.

Allocations are represented as a percentage of portfolio market value and include derivative instruments. These may differ from allocations shown later in this report. Holdings and allocations may vary over time.

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What are your strategies?

We are looking to take a little more risk by investing in the type of securities likely to benefit from the operation of the TALF, though we will not participate directly in that program. We might also add more term structure risk and prepayment risk by taking advantage of dislocations in the CMO sector. In addition, we see a lot of opportunity in the investment-grade corporate credit sector. However, although conditions have improved, there is still considerable uncertainty in the market. We continue to hold significant cash positions that allow us to dampen volatility while giving us dry powder for opportunities that we may see during the coming months. We will continue to focus on bonds that we believe will produce steady returns even if the economy worsens.

Rob, thanks very much for talking with us today.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the funds for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategies and may vary in the future. Current and future portfolio holdings are subject to risk.

IN THE NEWS

The Obama administration estimates a record $1.84 trillion budget deficit for 2009. The combination of higher government debt and stimulus spending has cooled investors’ attitudes toward Treasury bonds, whose prices have fallen more than 20% since the start of 2009, despite their safe-haven status. Historically, Treasury bonds have been among the investments most vulnerable to fears of rising inflation, which can result from increased government spending. Massive government stimulus often leads to higher prices for consumer goods because the Federal Reserve, in effect, prints more money to pay for the additional spending. This, in turn, can diminish the purchasing power of the dollar. Higher interest rates will push down Treasury prices because when interest rates rise, bond prices fall, and vice versa.

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Your fund’s performance

This section shows each fund’s performance, price, and distribution information for the period ended April 30, 2009, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the funds’ current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents performance since the funds’ inception date of December 23, 2008. Past performance does not guarantee future results, and the short-term results of relatively new funds are not necessarily indicative of their long-term prospects. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section of putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

100 Fund

Fund performance Total return for the period ended 4/30/09

(inception	Class A		Class B		Class C		Class M		Class R	Class Y
dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	0.62%	–2.69%	0.41%	–2.59%	0.41%	–0.59%	0.62%	–1.35%	0.52%	0.72%

After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 3.25% and 2.00% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declining to 1% in the fourth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information For the period ended 4/30/09

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.002		$0.001	$0.001	$0.002		$0.002	$0.002

Capital gains	—		—	—	—		—	—

Total	$0.002		$0.001	$0.001	$0.002		$0.002	$0.002

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

12/23/08*	$10.00	$10.34	$10.00	$10.00	$10.00	$10.20	$10.00	$10.00

4/30/09	10.06	10.40	10.04	10.04	10.06	10.27	10.05	10.07

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Inception date of the fund.

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Fund performance as of most recent calendar quarter

Total return for the period ended 3/31/09

(inception	Class A		Class B		Class C		Class M		Class R	Class Y
dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	0.22%	–3.08%	0.11%	–2.89%	0.01%	–0.99%	0.12%	–1.84%	0.12%	0.32%

Fund’s annual operating expenses

The table below shows the fund’s estimated annual operating expenses for its first fiscal year which ends on October 31, 2009.

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses*	1.25%	1.85%	2.00%	1.40%	1.50%	1.00%

Total annual fund operating expenses	1.66	2.26	2.41	1.81	1.91	1.41

* Reflects Putnam Management’s decision to contractually limit expenses through 10/31/10.

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

300 Fund

Fund performance Total return for the period ended 4/30/09

(inception	Class A		Class B		Class C		Class M		Class R	Class Y
dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	1.22%	–2.11%	1.01%	–1.99%	1.01%	0.01%	1.12%	–0.86%	1.12%	1.32%

After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 3.25% and 2.00% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 3% in the first year, declining to 1% in the fourth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

For a portion of the period, this fund limited expenses, without which returns would have been lower.

Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information For the period ended 4/30/09

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.002		$0.001	$0.001	$0.002		$0.002	$0.002

Capital gains	—		—	—	—		—	—

Total	$0.002		$0.001	$0.001	$0.002		$0.002	$0.002

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

12/23/08*	$10.00	$10.34	$10.00	$10.00	$10.00	$10.20	$10.00	$10.00

4/30/09	10.12	10.46	10.10	10.10	10.11	10.32	10.11	10.13

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

* Inception date of the fund.

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Fund performance as of most recent calendar quarter

Total return for the period ended 3/31/09

(inception	Class A		Class B		Class C		Class M		Class R	Class Y
dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	0.62%	–2.69%	0.41%	–2.59%	0.41%	–0.59%	0.52%	–1.45%	0.52%	0.72%

Fund’s annual operating expenses

The table below shows the fund’s estimated annual operating expenses for its first fiscal year, which ends on October 31, 2009.

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses*	1.35%	1.95%	2.10%	1.50%	1.60%	1.10%

Total annual fund operating expenses	1.82	2.42	2.57	1.97	2.07	1.57

* Reflects Putnam Management’s decision to contractually limit expenses through 10/31/10.

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Funds’ comparative index returns For the period ended 4/30/09

	Merrill Lynch U.S. Treasury	Barclays Capital
	Bill Index	Aggregate Bond Index	S&P 500 Index

Life of fund	0.12%	0.87%	2.14%

Index results should be compared to fund performance at net asset value.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The following table shows the expenses you would have paid on a $1,000 investment in Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund from December 23, 2008 (commencement of operations), to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

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	Class A	Class B	Class C	Class M	Class R	Class Y

100 Fund

Expenses paid per $1,000*	$4.36	$6.47	$6.99	$4.89	$5.24	$3.48

Ending value (after expenses)	$1,006.20	$1,004.10	$1,004.10	$1,006.20	$1,005.20	$1,007.20

300 Fund

Expenses paid per $1,000*	$4.69	$6.80	$7.33	$5.22	$5.57	$3.81

Ending value (after expenses)	$1,012.20	$1,010.10	$1,010.10	$1,011.20	$1,011.20	$1,013.20

* Expenses for each share class are calculated using each fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the period from 12/23/08 (commencement of operations) to 4/30/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the period ended April 30, 2009, use the following calculation method. To find the value of your investment on December 23, 2008 (commencement of operations), call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

100 Fund
Expenses paid per $1,000*	$4.38	$6.49	$7.02	$4.91	$5.26	$3.50

Ending value (after expenses)	$1,013.19	$1,011.08	$1,010.56	$1,012.66	$1,012.31	$1,014.06

300 Fund

Expenses paid per $1,000*	$4.69	$6.80	$7.33	$5.22	$5.57	$3.81

Ending value (after expenses)	$1,012.87	$1,010.77	$1,010.24	$1,012.34	$1,011.99	$1,013.75

* Expenses for each share class are calculated using each fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the period from 12/23/08 (commencement of operations) to 4/30/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

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Expense ratios

The expense ratio for each share class shown indicates how much of your fund’s average net assets have been used to pay ongoing expenses during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

100 Fund
annualized expense ratio	1.24%	1.84%	1.99%	1.39%	1.49%	0.99%

300 Fund
annualized expense ratio	1.33%	1.93%	2.08%	1.48%	1.58%	1.08%

Your fund’s management

In addition to Rob Bloemker, your funds’ Portfolio Managers are Carl Bell, D. William Kohli, Kevin Murphy, Michael Salm, Paul Scanlon, and Raman Srivastava.

Portfolio management fund ownership

The following table shows how much the funds’ current Portfolio Managers have invested in the funds and in all Putnam mutual funds (in dollar ranges). Information shown is as of April 30, 2009.

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Putnam employee fund ownership

The following table shows the approximate value of investments in the funds and all Putnam funds by Putnam employees as of April 30, 2009. These amounts include investments by the employees’ immediate family members and investments through retirement and deferred compensation plans.

	Assets in the funds	Total assets in all Putnam funds

Putnam employees	$1,219,000	$339,000,000

Other Putnam funds managed by the Portfolio Managers

Rob Bloemker is also a Portfolio Manager of Putnam American Government Income Fund, Putnam Diversified Income Trust, Putnam Global Income Trust, Putnam Income Fund, Putnam Master Intermediate Income Trust, Putnam Premier Income Trust, and Putnam U.S. Government Income Trust.

Carl Bell is also a Portfolio Manager of Putnam Income Fund.

D. William Kohli is also a Portfolio Manager of Putnam Diversified Income Trust, Putnam Global Income Trust, Putnam Master Intermediate Income Trust, and Putnam Premier Income Trust,

Kevin Murphy is also a Portfolio Manager of Putnam Diversified Income Trust, Putnam Income Fund, Putnam Master Intermediate Income Trust, and Putnam Premier Income Trust.

Michael Salm is also a Portfolio Manager of Putnam American Government Income Fund, Putnam Global Income Trust, Putnam Income Fund, and Putnam U.S. Government Income Trust.

Paul Scanlon is also a Portfolio Manager of Putnam Diversified Income Trust, Putnam Floating Rate Income Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Master Intermediate Income Trust, and Putnam Premier Income Trust.

Raman Srivastava is also a Portfolio Manager of Putnam Global Income Trust, Putnam Income Fund, and The George Putnam Fund of Boston.

Rob Bloemker, Carl Bell, D. William Kohli, Kevin Murphy, Michael Salm, Paul Scanlon, and Raman Srivastava may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

17

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

18

Trustee approval of management contract

General conclusions

In October 2008, the Putnam funds’ Board of Trustees, which oversees the management of each Putnam fund, approved your fund’s management contract with Putnam Investment Management (“Putnam Management”) for an initial term extending through June 30, 2010; the sub-management contract, in respect of your fund, between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management; and the sub-advisory contract, in respect of your fund, among The Putnam Advisory Company (“PAC”), PIL and Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requested and evaluated all information it deemed reasonably necessary under the circumstances. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the initial execution of your fund’s management contract, effective December 22, 2008, and your fund’s sub-management and sub-advisory contracts, effective October 17, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the proposed fee schedule for your fund represented reasonable compensation in light of the nature and quality of the services to be provided to the fund, the fees paid by competitive funds and comparable Putnam funds, and the costs expected to be incurred by Putnam Management in providing such services, and

• That this fee schedule would represent an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at anticipated future asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund were considered in light of fee arrangements for the other Putnam funds, which are the result of many years of review and discussion between the Independent Trustees and Putnam Management, and that the Trustees’ conclusions may be based, in part, on their consideration of these arrangements for other Putnam funds in the current and prior years.

19

Management fee schedules and
categories; total expenses

The Trustees considered your fund’s proposed management fee schedule, including fee levels and breakpoints. The Trustees considered Putnam Management’s representation that investment research and portfolio management for your fund would be particularly labor-intensive, given the breadth of your fund’s investment universe and your fund’s goal of absolute total return. The Trustees also noted that the base fee portion of the proposed fee schedule had been developed under the framework of the current fee schedules of other Putnam funds, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In addition, the Trustees considered that the performance adjustment portion of your fund’s management fee would help align the performance of the fund with the compensation paid to Putnam Management for its services. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for funds in your fund’s Lipper category. The Trustees also noted that expense ratios for a number of Putnam funds were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program of expense limitations for all Putnam funds through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). In the case of your fund, Putnam Management has agreed to waive fees (and, to the extent necessary, bear other expenses) through October 31, 2010 to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, extraordinary expenses and payments under the fund’s investment management contract and distribution plans) would exceed an annual rate of 0.45% of the fund’s average net assets. The Trustees observed that Putnam Management’s commitment to limit fund expenses has served shareholders of the Putnam funds well.

• Economies of scale. Under its management contract, your fund has the benefit of breakpoints in the base fee portion of its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of the fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if the fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure for the Putnam funds during periods of both growth and decline in asset levels. The Trustees concluded that the base fee portion of the fee schedule proposed for your fund represented an appropriate sharing of economies of scale at projected asset levels.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ decision to approve your fund’s initial management contract with Putnam Management. The Trustees are assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which generally

20

meet on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

Because your fund was not yet operational, the Trustees were not able to consider your fund’s recent performance prior to their initial approval of your fund’s management, sub-management and sub-advisory contracts.

Brokerage and soft-dollar allocations;
other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ review of your fund’s initial management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company, each of which provides benefits to affiliates of Putnam Management. In January 2009, the investor servicing agreement counterparty became Putnam Investor Services, Inc.

Comparison of retail and institutional
fee schedules

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the Putnam funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

21

Approval of the Sub-Management
Contract between Putnam
Management and Putnam
Investments Limited and the
Sub-Advisory Contract among
Putnam Management, Putnam
Investments Limited and The Putnam
Advisory Company

In October 2008, the Trustees approved a sub-management contract between Putnam Management and PIL in respect of your fund, under which PIL’s London office would manage a separate portion of the assets of the fund. Also in October 2008, the Trustees approved a sub-advisory contract among Putnam Management, PIL and PAC in respect of your fund, under which PAC’s Tokyo branch would begin providing non-discretionary investment services and its Singapore branch would begin providing discretionary investment management services for your fund. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management and sub-advisory contracts in respect of your fund, effective October 17, 2008.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of your fund’s assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/ or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to your fund.

22

Other information for shareholders

Important notice regarding delivery
of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures are available in the Individual Investors section of putnam.com, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

23

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the funds’ financial statements.

Each fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

24

The funds’ portfolios 4/30/09 (Unaudited)

CORPORATE BONDS AND NOTES*	100 Fund 4.2%		300 Fund 6.7%

	Principal		Principal
	amount	Value	amount	Value

Computers		0.1%		0.1%
Xerox Corp. sr. unsec. notes FRN
2.059s, 2009	$25,000	$24,400	$70,000	$68,321

		24,400		68,321

Electric utilities		0.2%		0.4%
Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019	50,000	49,974	275,000	274,856

		49,974		274,856

Banking		0.5%		0.7%
Citigroup, Inc. sr. unsec.
unsub. notes FRN 1.424s, 2009	130,000	129,682	460,000	458,873

		129,682		458,873

Investment banking/Brokerage		1.2%		1.5%
Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTNC, 4 1/4s, 2010	130,000	128,434	455,000	449,520

Morgan Stanley sr. unsec. notes FRN
Ser. MTN, 0.541s, 2010	200,000	195,575	480,000	469,381

		324,009		918,901

Media		0.7%		1.2%
Time Warner, Inc. company
guaranty sr. unsec. notes FRN 1.461s,
2009	180,000	178,789	770,000	764,819

		178,789		764,819

Publishing		1.3%		2.5%
R. R. Donnelley & Sons Co. sr. unsec.
notes 5 5/8s, 2012	400,000	355,028	1,750,000	1,553,248

		355,028		1,553,248

Retail		0.2%		0.3%
Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	60,000	57,206	170,000	162,083

		57,206		162,083
Total corporate bonds and notes
(cost $1,073,192 and $4,024,656)		$1,119,088		$4,201,101

MORTGAGE-BACKED SECURITIES*	100 Fund 7.9%		300 Fund 13.7%

	Principal		Principal
	amount	Value	amount	Value

Banc of America Commercial
Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.658s, 2049	$280,000	$239,484	$1,234,000	$1,055,440
Ser. 06-5, Class A2, 5.317s, 2047	40,000	35,299	211,000	186,201

Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.425s, 2041	72,000	62,230	411,000	355,228
FRB Ser. 07-C4, Class A2, 6.004s, 2039	43,000	36,275	247,000	208,372

CWCapital Cobalt Ser. 07-C2, Class A2,
5.334s, 2047	35,000	30,175	139,000	119,839

25

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 7.9%		300 Fund 13.7%

	Principal		Principal
	amount	Value	amount	Value

Fannie Mae
IFB Ser. 04-W2, Class 1A3S, Interest
Only (IO), 6.713s, 2044	$53,109	$3,250	$152,128	$9,310
IFB Ser. 05-57, Class CI, IO, 6.263s,
2035	288,687	24,815	577,374	49,630
Ser. 06-W2, Class 1AS, IO, 5.458s, 2036	413,732	29,458	827,464	58,915
Ser. 07-W1, Class 1AS, IO, 5.198s, 2046	810,850	56,760	1,620,929	113,465
Ser. 03-W12, Class 1IO2, IO, 1.984s,
2043	984,372	38,784	2,916,596	114,914
FRB Ser. 05-115, Class DF, 1.409s, 2033	33,408	33,181	111,915	111,156
Ser. 98-W2, Class X, IO, 1.317s, 2028	522,860	13,072	1,495,704	37,393
Ser. 98-W5, Class X, IO, 1.255s, 2028	225,858	5,646	646,086	16,152
FRB Ser. 07-80, Class F, 1.138s, 2037	—	—	116,276	115,085
FRB Ser. 06-3, Class FY, 0.938s, 2036	167,711	165,888	719,606	711,783
Ser. 03-W1, Class 2A, IO, 0.288s, 2042	763,715	4,659	2,184,523	13,326
Ser. 05-105, Class CO, Principal Only
(PO), zero %, 2033	16,214	16,023	16,214	16,023
FRB Ser. 06-21, Class FH, zero %, 2033	75,032	74,534	75,032	74,534

Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-59, Class 1AX, IO, 0.27s, 2043	658,207	3,159	1,882,515	9,036
Ser. T-48, Class A2, IO, 0.212s, 2033	893,428	3,752	2,555,747	10,734
FRB Ser. T-54, Class 2A, IO, 0.191s, 2043	370,235	1,521	1,059,162	4,351

FHLMC Structured Pass Through
Securities Ser. T-8, Class A9, IO,
0.485s, 2028	323,469	2,717	925,279	7,772

Freddie Mac
IFB Ser. 3387, Class PS, IO, 6.129s, 2037	234,477	23,683	468,953	47,365
FRB Ser. 2718, Class FN, 1.951s, 2033	27,115	26,839	124,511	123,244
FRB Ser. 2634, Class LF, 1.809s, 2033	33,338	33,613	124,460	125,487
FRB Ser. 2905, Class LF, 1.409s, 2034	16,364	16,301	75,081	74,795
FRB Ser. 3190, Class FL, 1.251s, 2032	—	—	124,267	123,722
FRB Ser. 3059, Class FD, 1.209s, 2035	155,075	153,597	644,958	638,807
FRB Ser. 3035, Class NF, 1.209s, 2035	178,789	175,409	743,223	729,170
FRB Ser. 3350, Class FK, 1.051s, 2037	79,924	79,218	117,488	116,450
FRB Ser. 3192, Class FE, 1.051s, 2036	146,121	145,533	606,988	604,546
FRB Ser. 3237, Class FT, 1.009s, 2036	138,012	135,187	574,168	562,415
Ser. 3290, Class DO, PO, zero %, 2036	—	—	214,000	205,762
Ser. 3337, Class OA, PO, zero %, 2036	42,957	41,610	44,675	43,274
Ser. 3092, Class OL, PO, zero %, 2035	—	—	118,417	106,209
Ser. 3073, Class TO, PO, zero %, 2034	36,994	35,890	36,994	35,890

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.678s, 2035	430,791	32,827	2,314,327	176,348
Ser. 06-RP2, Class 1AS1, IO, 5.435s, 2036	—	—	733,264	52,722
Ser. 98-2, IO, 1.057s, 2027	92,217	1,798	263,881	5,146
Ser. 98-4, IO, 0.812s, 2026	112,774	1,940	322,667	5,550
Ser. 98-3, IO, 0.723s, 2027	112,554	1,441	321,866	4,120
Ser. 99-2, IO, 0.618s, 2027	147,834	1,818	422,717	5,199

26

MORTGAGE-BACKED SECURITIES* cont.	100 Fund 7.9%		300 Fund 13.7%

	Principal		Principal
	amount	Value	amount	Value

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD11, Class A2, 5.992s, 2049	$186,000	$160,425	$943,000	$813,338
Ser. 05-LDP4, Class A2, 4.79s, 2042	58,643	57,793	180,440	177,826

LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class A2, 5.103s, 2030	71,000	65,488	362,000	333,896

Merrill Lynch Mortgage Trust
Ser. 06-C1, Class A2, 5.795s, 2039	29,000	26,435	87,000	79,306

Total mortgage-backed securities
(cost $2,046,730 and $8,363,416)		$2,097,527		$8,589,246

U.S. GOVERNMENT AGENCY OBLIGATIONS*	100 Fund 20.7%		300 Fund 16.7%

	Principal		Principal
	amount	Value	amount	Value

Bank of America NA FDIC guaranteed
notes FRN Ser. BKNT, 1.361s, 2010	$300,000	$300,297	$700,000	$700,694

Bank of America NA FDIC guaranteed
notes FRN 1.186s, 2010	400,000	399,851	600,000	599,776

Freddie Mac 1 1/4s, March 12, 2010	1,200,000	1,200,558	2,000,000	2,000,930

General Electric Capital Corp. FDIC
guaranteed sr. notes 1 5/8s, 2011	625,000	629,204	1,025,000	1,031,895

Goldman Sachs Group, Inc (The) FDIC
guaranteed sr. notes 1 5/8s, 2011	925,000	928,645	2,025,000	2,032,981

JPMorgan Chase & Co. FDIC guaranteed
notes 2 5/8s, 2010	625,000	638,921	1,025,000	1,047,831

Morgan Stanley FDIC guaranteed
sr. unsec. notes 2s, 2011	700,000	702,532	1,500,000	1,505,426

Wells Fargo & Co. FDIC guaranteed
sr. notes 2 1/8s, 2012	392,000	394,708	840,000	845,803

Wells Fargo & Co. govt. guaranty 3s, 2011	308,000	317,357	660,000	680,051

Total U.S. government agency obligations
(cost $5,509,986 and $10,444,882)		$5,512,073		$10,445,387

ASSET-BACKED SECURITIES*	100 Fund 1.4%		300 Fund 2.9%

	Principal		Principal
	amount	Value	amount	Value

Countrywide Alternative Loan Trust
Ser. 06-2CB, Class A11, 6s, 2036	49,733	$26,545	196,944	$105,119

Securitized Asset Backed Receivables, LLC
FRB Ser. 07-BR5, Class A2A, 0.568s, 2037	26,963	16,717	98,864	61,296
FRB Ser. 07-BR4, Class A2A, 0.528s, 2037	139,651	85,546	613,297	375,686

Structured Adjustable Rate Mortgage
Loan Trust FRB Ser. 06-9, Class 1A1,
5.675s, 2036	177,996	83,665	960,258	451,357

WAMU Asset-Backed Certificates FRB
Ser. 07-HE2, Class 2A1, 0.548s, 2037	167,220	90,717	901,744	489,196

Wells Fargo Alternative Loan Trust FRB
Ser. 07-PA6, Class A1, 6.594s, 2037	135,636	71,241	667,159	350,415

Total asset-backed securities
(cost $367,516 and $1,799,186)		$374,431		$1,833,069

27

SHORT-TERM INVESTMENTS*	100 Fund 62.1%		300 Fund 55.7%

Principal amount/			Principal
	shares	Value	amount/shares	Value

Fannie Mae for an effective yield
of 0.908, January 15, 2010	$2,100,000	$2,086,403	$2,900,000	$2,881,223

Fannie Mae for an effective yield
of 0.898, March 3, 2010	1,500,000	1,488,653	4,000,000	3,969,740

Fannie Mae for an effective yield
of 0.877, February 1, 2010	3,000,000	2,979,990	5,500,000	5,463,315

Fannie Mae for an effective yield
of 0.562, December 28, 2010	1,400,000	1,394,751	3,250,000	3,237,816

Fannie Mae for an effective yield
of 0.522, Decmeber 29, 2010	1,000,000	996,504	2,500,000	2,491,260

Federal Home Loan Bank for an effective
yield of 0.45%, November 24, 2009	500,000	499,870	2,000,000	1,999,480

Freddie Mac for an effective yield
of 0.958%, February 5, 2010	500,000	496,306	3,000,000	2,977,833

Freddie Mac for an effective yield
of 0.908%, January 8, 2010	2,100,000	2,086,770	2,900,000	2,881,730

Freddie Mac for an effective yield
of 0.825%, December 7, 2009	1,000,000	994,989	1,500,000	1,492,484

Freddie Mac for an effective yield
of 0.603%, December 24, 2009	—	—	1,000,000	996,050

Freddie Mac for an effective yield
of 0.482%, February 8, 2010	2,000,000	1,992,454	3,000,000	2,988,681

U.S. Treasury Bills for an effective
yield of 0.701%, December 17, 2009 #	6,000	5,973	6,000	5,973

Putnam Money Market Liquidity Fund [e]	1,506,411	1,506,411	3,469,461	3,469,461

Total short-term investments
(cost $16,525,749 and $34,845,192)		$16,529,074	$34,855,046

TOTAL INVESTMENTS

Total investments (cost $25,523,173 and $59,477,332)		$25,632,193	$59,923,849

* Percentages indicated are based on net assets as follows:

100 Fund	$26,629,502
300 Fund	62,607,263

# This security was pledged and segregated with the broker to cover margin requirements for futures contracts for one or more of the funds at April 30, 2009.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund.

At April 30, 2009, liquid assets totaling $61 and $243 (for 100 Fund and 300 Fund, respectively) have been designated as collateral for open forward contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2009.

28

100 Fund

FORWARD CURRENCY CONTRACTS TO SELL at 4/30/09 (aggregate face value $3,774) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$3,713	$3,774	5/20/09	$61

Total				$61

FUTURES CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Euribor Interest Rate 90 day (Long)	6	$1,951,356	Sep-10	$5,997

Euro-Euribor Interest Rate 90 day (Short)	6	1,963,689	Sep-09	(7,409)

U.S. Treasury Note 10 yr (Short)	6	725,625	Jun-09	8,343

Total				$6,931

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

Citibank, N.A.
$71,000	4/15/19	3.065%	3 month USD-
			LIBOR-BBA	$959

Deutsche Bank AG
221,000	3/6/39	3.47%	3 month USD-
			LIBOR-BBA	5,946

829,000	3/20/11	3 month USD-
		LIBOR-BBA	1.43%	33

600,000	3/23/11	3 month USD-
		LIBOR-BBA	1.45%	325

Total				$7,263

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received	Notional		nation	(paid) by fund	appreciation
Referenced debt*	Rating***	(paid)**	amount		date	per annum	(depreciation)

Bank of America, N.A.
Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	—	$(18,085)	$400,000		3/20/12	(500 bp)	$(27,402)

Deutsche Bank AG
DJ iTraxx Europe
Series 11 Version 1	A	(3,334)	EUR	200,000	6/20/14	185 bp	2,990

Macy’s Retail
Holdings,
7.45%,7/15/17	—	—	$51,000		6/20/11	(825 bp)	(6,441)

Publicis Groupe SA,
4.125%, 1/31/12	—	—	EUR	100,000	6/20/14	(158 bp)	(2,305)

Goldman Sachs International
Tate & Lyle
International
Finance PLC, 6.50%,
6/28/12	—	—	EUR	100,000	6/20/14	(175 bp)	(1,229)

Total							$(34,387)

29

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2009. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

300 Fund

FORWARD CURRENCY CONTRACTS TO SELL at 4/30/09 (aggregate face value $14,962) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$14,719	$14,962	5/20/09	$243

Total				$243

FUTURES CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Euro-Euribor Interest Rate 90 day (Long)	6	$1,951,356	Sep-10	$5,997

Euro-Euribor Interest Rate 90 day (Short)	6	1,963,689	Sep-09	(6,849)

U.S. Treasury Note 10 yr (Short)	18	2,176,875	Jun-09	25,044

Total				$24,192

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

Citibank, N.A.
$652,000	4/15/19	3.065%	3 month USD-
			LIBOR-BBA	$8,809

Deutsche Bank AG
464,000	3/6/39	3.47%	3 month USD-
			LIBOR-BBA	12,484

1,584,000	3/20/11	3 month USD-
		LIBOR-BBA	1.43%	63

1,700,000	3/23/11	3 month USD-
		LIBOR-BBA	1.45%	920

Total				$22,276

30

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received	Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount		date	per annum	(depreciation)

Bank of America, N.A.
Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	—	$(79,122)	$1,750,000		3/20/12	(500 bp)	$(119,886)

Deutsche Bank AG
DJ iTraxx Europe
Series 11 Version 1	A	(13,336)	EUR	800,000	6/20/14	185 bp	11,959

Macy’s Retail
Holdings,
7.45%,7/15/17	—	—	$144,500		6/20/11	(825 bp)	(18,248)

Publicis Groupe SA,
4.125%, 1/31/12	—	—	EUR	400,000	6/20/14	(158 bp)	(9,220)

Goldman Sachs International
Tate & Lyle
International
Finance PLC, 6.50%,
6/28/12	—	—	EUR	400,000	6/20/14	(175 bp)	(4,915)

Total							$(140,310)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2009. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

31

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (” SFAS 157” ). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

100 Fund

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$1,506,411	$6,931

Level 2	24,125,782	(27,063)

Level 3	—	—

Total	$25,632,193	$(20,132)

300 Fund

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$3,469,461	$24,192

Level 2	56,454,388	(117,791)

Level 3	—	—

Total	$59,923,849	$(93,599)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

32

Statement of assets and liabilities 4/30/09 (Unaudited)

Putnam Absolute Return 100 Fund

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $24,016,762)	$24,125,782
Affiliated issuers (identified cost $1,506,411) (Note 6)	1,506,411

Interest and other receivables	46,553

Receivable for shares of the fund sold	1,107,273

Receivable for investments sold	10,123

Unrealized appreciation on swap contracts (Note 1)	10,253

Receivable for variation margin (Note 1)	1,124

Unrealized appreciation on forward currency contracts (Note 1)	61

Receivable from Manager (Note 2)	11,098

Unamortized offering costs (Note 1)	68,565

Premium paid on swap contracts (Note 1)	21,419

Total assets	26,908,662

LIABILITIES

Payable to custodian (Note 2)	10,125

Payable for investments purchased	56,151

Payable for shares of the fund repurchased	14,046

Payable for investor servicing fees (Note 2)	2,807

Payable for custodian fees (Note 2)	3,997

Payable for administrative services (Note 2)	1,173

Payable for distribution fees (Note 2)	6,845

Payable for offering costs (Note 1)	96,262

Unrealized depreciation on swap contracts (Note 1)	37,377

Other accrued expenses	50,377

Total liabilities	279,160

Net assets	$26,629,502

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$26,504,033

Undistributed net investment income (Note 1)	31,385

Accumulated net realized gain on investments and foreign
currency transactions (Note 1)	5,199

Net unrealized appreciation of investments and assets and
liabilities in foreign currencies	88,885

Total — Representing net assets applicable to capital shares outstanding	$26,629,502

(Continued on next page)

33

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($17,841,458 divided by 1,773,649 shares)	$10.06

Offering price per class A share (100/96.75 of $10.06)*	$10.40

Net asset value and offering price per class B share ($855,758 divided by 85,230 shares)**	$10.04

Net asset value and offering price per class C share ($4,438,397 divided by 442,128 shares)**	$10.04

Net asset value and redemption price per class M share ($164,258 divided by 16,335 shares)	$10.06

Offering price per class M share (100/98.00 of $10.06)*	$10.27

Net asset value, offering price and redemption price per class R share
($10,051 divided by 1,000 shares)	$10.05

Net asset value, offering price and redemption price per class Y share
($3,319,580 divided by 329,599 shares)	$10.07

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

34

Statement of operations For the period 12/23/08 (commencement of operations) to 4/30/09 (Unaudited)

Putnam Absolute Return 100 Fund

INVESTMENT INCOME

Interest (including interest income of $310 from investments in affiliated issuers) (Note 6)	$96,749

Total investment income	96,749

EXPENSES

Compensation of Manager (Note 2)	26,369

Investor servicing fees (Note 2)	8,568

Custodian fees (Note 2)	4,000

Trustee compensation and expenses (Note 2)	7,266

Administrative services (Note 2)	7,449

Distribution fees — Class A (Note 2)	9,088

Distribution fees — Class B (Note 2)	1,342

Distribution fees — Class C (Note 2)	5,538

Distribution fees — Class M (Note 2)	86

Distribution fees — Class R (Note 2)	18

Amortization of offering costs (Note 1)	37,030

Reports to shareholders	11,131

Auditing	28,276

Legal	9,736

Other	6,496

Fees waived and reimbursed by Manager (Note 2)	(97,998)

Total expenses	64,395

Expense reduction (Note 2)	(29)

Net expenses	64,366

Net investment income	32,383

Net realized gain on investments (Notes 1 and 3)	5,634

Net realized loss on swap contracts (Note 1)	(853)

Net realized loss on futures contracts (Note 1)	(773)

Net realized gain on written options (Notes 1 and 3)	1,041

Net realized gain on foreign currency transactions (Note 1)	150

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	58

Net unrealized appreciation of investments, futures contracts, swap contracts
and written options during the period	88,827

Net gain on investments	94,084

Net increase in net assets resulting from operations	$126,467

The accompanying notes are an integral part of these financial statements.

35

Statement of changes in net assets

Putnam Absolute Return 100 Fund

For the period 12/23/08
INCREASE IN NET ASSETS	(commencement of operations) to 4/30/09*

Operations:
Net investment income	$32,383

Net realized gain on investments and foreign currency transactions	5,199

Net unrealized appreciation of investments and assets andliabilities in foreign currencies	88,885

Net increase in net assets resulting from operations	126,467

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(990)

Class B	(1)

Class C	(1)

Class M	(2)

Class R	(2)

Class Y	(2)

Redemption fees (Note 1)	110

Increase from capital share transactions (Note 4)	21,503,923

Total increase in net assets	21,629,502

NET ASSETS

Beginning of period (Note 5)	5,000,000

End of period (including undistributed net investment income of $31,385)	$26,629,502

* Unaudited

The accompanying notes are an integral part of these financial statements.

36

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37

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 100 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

											Ratio	Ratio of net
			Net realized								of expenses	investment
	Net asset value,		and unrealized	Total from				Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	From net	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) [a,d]	investments	operations	investment income [e]	distributions [e]	fees [e]	period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
April 30, 2009 † **	$10.00	.03	.03	.06	—	—	—	$10.06	.62 *	$17,841	.44 *	.25 *	15.60 *

Class B
April 30, 2009 † **	$10.00	.01	.03	.04	—	—	—	$10.04	.41 *	$856	.65 *	.05 *	15.60 *

Class C
April 30, 2009 † **	$10.00	— [e]	.04	.04	—	—	—	$10.04	.41 *	$4,438	.70 *	.03 *	15.60 *

Class M
April 30, 2009 † **	$10.00	.02	.04	.06	—	—	—	$10.06	.62 *	$164	.49 *	.20 *	15.60 *

Class R
April 30, 2009 † **	$10.00	.01	.04	.05	—	—	—	$10.05	.52 *	$10	.52 *	.14 *	15.60 *

Class Y
April 30, 2009 † **	$10.00	.04	.03	.07	—	—	—	$10.07	.72 *	$3,320	.35 *	.36 *	15.60 *

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to April 30, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation. As a result of such limitation, the expenses of each class reflect a reduction of 0.70% based on average net assets for the period ended April 30, 2009 (Note 2).

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

38	39

Statement of assets and liabilities 4/30/09 (Unaudited)

Putnam Absolute Return 300 Fund

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $56,007,871)	$56,454,388
Affiliated issuers (identified cost $3,469,461) (Note 6)	3,469,461

Cash	14,945

Interest and other receivables	133,353

Receivable for shares of the fund sold	2,910,200

Receivable for investments sold	40,980

Receivable for variation margin (Note 1)	3,374

Unrealized appreciation on forward currency contracts (Note 1)	243

Unrealized appreciation on swap contracts (Note 1)	34,235

Unamortized offering costs (Note 1)	68,565

Premium paid on swap contracts (Note 1)	92,458

Total assets	63,222,202

LIABILITIES

Payable for investments purchased	224,833

Payable for shares of the fund repurchased	24,618

Payable for compensation of Manager (Note 2)	36,427

Payable for investor servicing fees (Note 2)	5,754

Payable for custodian fees (Note 2)	3,949

Payable for administrative services (Note 2)	1,225

Payable for distribution fees (Note 2)	17,045

Payable for offering costs (Note 1)	96,262

Unrealized depreciation on swap contracts (Note 1)	152,269

Other accrued expenses	52,557

Total liabilities	614,939

Net assets	$62,607,263

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$62,122,137

Undistributed net investment income (Note 1)	119,874

Accumulated net realized gain on investments and foreign
currency transactions (Note 1)	12,342

Net unrealized appreciation of investments and assets and
liabilities in foreign currencies	352,910

Total — Representing net assets applicable to capital shares outstanding	$62,607,263

(Continued on next page)

40

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($43,583,435 divided by 4,305,141 shares)	$10.12

Offering price per class A share (100/96.75 of $10.12)*	$10.46

Net asset value and offering price per class B share ($3,264,993 divided by 323,241 shares)**	$10.10

Net asset value and offering price per class C share ($10,309,187 divided by 1,020,867 shares)**	$10.10

Net asset value and redemption price per class M share ($574,883 divided by 56,851 shares)	$10.11

Offering price per class M share (100/98.00 of $10.11)*	$10.32

Net asset value, offering price and redemption price per class R share
($60,492 divided by 5,985 shares)	$10.11

Net asset value, offering price and redemption price per class Y share
($4,814,273 divided by 475,307 shares)	$10.13

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

41

Statement of operations For the period 12/23/08 (commencement of operations) to 4/30/09 (Unaudited)

Putnam Absolute Return 300 Fund

INVESTMENT INCOME

Interest (including interest income of $807 from investments in affiliated issuers) (Note 6)	$261,389

Total investment income	261,389

EXPENSES

Compensation of Manager (Note 2)	61,729

Investor servicing fees (Note 2)	15,825

Custodian fees (Note 2)	4,000

Trustee compensation and expenses (Note 2)	7,447

Administrative services (Note 2)	7,597

Distribution fees — Class A (Note 2)	17,730

Distribution fees — Class B (Note 2)	4,187

Distribution fees — Class C (Note 2)	12,606

Distribution fees — Class M (Note 2)	576

Distribution fees — Class R (Note 2)	47

Amortization of offering costs (Note 1)	37,030

Reports to shareholders	11,581

Auditing	28,537

Other	18,645

Fees waived and reimbursed by Manager (Note 2)	(86,903)

Total expenses	140,634

Expense reduction (Note 2)	(117)

Net expenses	140,517

Net investment income	120,872

Net realized gain on investments (Notes 1 and 3)	12,643

Net realized loss on swap contracts (Note 1)	(2,417)

Net realized loss on futures contracts (Note 1)	(1,332)

Net realized gain on written options (Notes 1 and 3)	3,124

Net realized gain on foreign currency transactions (Note 1)	324

Net unrealized appreciation of assets and liabilities in
foreign currencies during the period	235

Net unrealized appreciation of investments, futures contracts,
swap contracts, and written options during the period	352,675

Net gain on investments	365,252

Net increase in net assets resulting from operations	$486,124

The accompanying notes are an integral part of these financial statements.

42

Statement of changes in net assets

Putnam Absolute Return 300 Fund

For the period 12/23/08
INCREASE IN NET ASSETS	(commencement of operations) to 4/30/09*

Operations:
Net investment income	$120,872

Net realized gain on investments and foreign currency transactions	12,342

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	352,910

Net increase in net assets resulting from operations	486,124

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(990)

Class B	(1)

Class C	(1)

Class M	(2)

Class R	(2)

Class Y	(2)

Redemption fees (Note 1)	425

Increase from capital share transactions (Note 4)	57,121,712

Total increase in net assets	57,607,263

NET ASSETS

Beginning of period (Note 5)	5,000,000

End of period (including undistributed net investment income of $119,874)	$62,607,263

* Unaudited

The accompanying notes are an integral part of these financial statements.

43

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 300 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

											Ratio	Ratio of net
			Net realized								of expenses	investment
	Net asset value,		and unrealized	Total from				Net asset	Total return	Net assets,	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	From net	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	income (loss) [a,d]	investments	operations	investment income [e]	distributions [e]	fees [e]	period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
April 30, 2009 † **	$10.00	.05	.07	.12	—	—	—	$10.12	1.22 *	$43,583	.47 *	.46 *	17.32 *

Class B
April 30, 2009 † **	$10.00	.03	.07	.10	—	—	—	$10.10	1.01 *	$3,265	.68 *	.29 *	17.32 *

Class C
April 30, 2009 † **	$10.00	.03	.07	.10	—	—	—	$10.10	1.01 *	$10,309	.73 *	.26 *	17.32 *

Class M
April 30, 2009 † **	$10.00	.04	.07	.11	—	—	—	$10.11	1.12 *	$575	.52 *	.37 *	17.32 *

Class R
April 30, 2009 † **	$10.00	.04	.07	.11	—	—	—	$10.11	1.12 *	$60	.56 *	.42 *	17.32 *

Class Y
April 30, 2009 † **	$10.00	.06	.07	.13	—	—	—	$10.13	1.32 *	$4,814	.38 *	.59 *	17.32 *

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to April 30, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation. As a result of such limitation, the expenses of each class reflect a reduction of 0.31% based on average net assets for the period ended April 30, 2009 (Note 2).

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

44	45

Notes to financial statements 4/30/09 (Unaudited)

Note 1: Significant accounting policies

Putnam Absolute Return 100 and 300 Funds (the “funds”) are each a diversified series of Putnam Funds Trust (the “trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds seek to earn a positive total return that exceeds, by a targeted amount, the rate of inflation, as reflected by the return of the Merrill Lynch U.S. Treasury Bill Index over a reasonable period of time regardless of market conditions or general market direction. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds will invest primarily in a broadly diversified portfolio reflecting uncorrelated fixed income strategies designed to exploit market inefficiencies across global markets and fixed income sectors. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Each fund offers class A, class B, class C, class M, class R and class Y shares. The funds began offering each class of shares on December 23, 2008. Class A and class M shares are sold with a maximum front-end sales charge of 3.25% and 2.00%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the funds. However, the funds’ management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the funds’ manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following

46

procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. All premiums/discounts are amortized/ accreted on a yield-to-maturity basis.

C) Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds’ portfolios.

F) Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities

47

are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds’ portfolios.

G) Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolios.

H) Credit default contracts Each fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the coun-terparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the funds’ portfolio.

I) Master agreements Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio.

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Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

J) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a tax basis is as follows:

				Net
	Cost	Appreciation	Depreciation	Depreciation

100 Fund	$25,523,173	$121,144	$12,124	$109,020

300 Fund	59,477,332	479,485	32,968	446,517

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the funds’ fiscal year. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

L) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

M) Offering costs The offering costs of $105,595 and $105,595 (for 100 Fund and 300 Fund, respectively), are being fully amortized on a straight-line basis over a twelve-month period. Each fund will reimburse Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative
services and other transactions

Each fund pays Putnam Management for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates:

100 Fund: 0.55% of the first $500 million of average net assets, 0.45% of the next $500 million, 0.40% of the next $500 million, 0.35% of the next $5 billion, 0.325% of the next $5 billion, 0.305% of the next $5 billion, 0.29% of the next $5 billion and 0.28% of any excess thereafter.

300 Fund: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% of any excess thereafter.

Commencing with each fund’s thirteenth whole calendar month of operation, the applicable base fee will be increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease will be calculated monthly based on a performance adjustment rate that is equal to 0.04% multiplied by the difference, in percentage points, between the fund’s performance (measured by the fund’s class A shares) and the performance of the Merrill Lynch U.S. Treasury Bill Index

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plus 1.00% and 3.00% (for 100 Fund and 300 Fund, respectively), over the performance period, and annualized over the performance period. The maximum annualized performance adjustment rate is +/– 0.04% and +/– 0.12% (for 100 Fund and 300 Fund, respectively). The performance period will be the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate will be multiplied by the fund’s average net assets over the performance period and the result will be divided by twelve. The resulting dollar amount will be added to, or subtracted from, the base fee for that month.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through October 31, 2010, to the extent that expenses of each fund (exclusive of brokerage commissions, interest, taxes, extraordinary expenses, expense offset and brokerage/service arrangements and payments under each fund’s investment management and distribution plans) would exceed an annual rate of 0.45% of the fund’s average net assets. For the period ended April 30, 2009, Putnam Management’s compensation was limited by $97,998 and $86,903 for the 100 Fund and 300 Fund, respectively.

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of each fund managed by PIL.

The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, is authorized by the Trustees to manage and provide investment recommendations with respect to a portion of the assets of the funds, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of each fund’s assets managed and 0.10% of the average net assets of the portion of each fund’s assets for which PAC provides investment recommendations.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the funds’ assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on each fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the funds. Prior to December 31, 2008, these services were provided by Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management. Putnam Investor Services, Inc. and Putnam Investor Services received fees for investor servicing, subject to certain limitations, based on the number of shareholder accounts in each fund and the level of defined contribution plan assets in each fund. The amounts incurred for investor servicing agent functions provided by affiliates of Putnam Management during the period ended April 30, 2009 are included in Investor servicing fees in each fund’s Statement of operations.

Under the custodian contract between each fund and State Street, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At April 30, 2009, the payable to the custodian bank (for 100 Fund) represents the amount due for cash advanced for the settlement of securities purchased.

Each fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the period ended April 30, 2009, the funds’ expenses were reduced by $29 and $117 (for 100 Fund and 300 Fund, respectively), under the expense offset arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $274 and $286 (for 100 Fund and 300 Fund, respectively), as a quarterly retainer, has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Each fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are

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equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the funds is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85%, 1.00%, 0.40% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the period ended April 30, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	Net	Net
	Commissions	Commissions

100 Fund	$5,920	$139

300 Fund	21,944	233

	Class B	Class C
	Contingent	Contingent
	Deferred	Deferred
	Sales Charges	Sales Charges

100 Fund	$—	$99

300 Fund	4	137

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the period ended April 30, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A and class M redemptions.

Note 3: Purchases and sales of securities

During the period ended April 30, 2009, there was no purchase and sale of U.S. government securities. Cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows:

	Purchases	Sales

100 Fund	$8,890,766	$558,104

300 Fund	23,956,083	1,545,537

Written option transactions during the period ended April 30, 2009 are summarized as follows:

100 Fund

	Contract	Premiums
	Amounts	Received

Written options
outstanding at
beginning of period	$—	$-

Options opened	70,000	4,212

Options exercised	—	—

Options expired	—	—

Options closed	(70,000)	(4,212)

Written options
outstanding at
end of period	$—	$—

300 Fund

	Contract	Premiums
	Amounts	Received

Written options
outstanding at
beginning of period	$—	$—

Options opened	210,000	12,637

Options exercised	—	—

Options expired	—	—

Options closed	(210,000)	(12,637)

Written options
outstanding at
end of period	$—	$—

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Note 4: Capital shares

At April 30, 2009, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

100 Fund

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class A	Shares	Amount

Shares sold	1,373,573	$13,754,298

Shares issued in connection with	99	990
reinvestment of distributions

	1,373,672	13,755,288

Shares repurchased	(95,023)	(952,683)

Net increase	1,278,649	$12,802,605

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class B	Shares	Amount

Shares sold	93,940	$939,526

Shares issued in connection with	—*	1
reinvestment of distributions

	93,940	939,527

Shares repurchased	(9,710)	(97,104)

Net increase	84,230	$842,423

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class C	Shares	Amount

Shares sold	448,605	$4,486,836

Shares issued in connection with	—*	1
reinvestment of distributions

	448,605	4,486,837

Shares repurchased	(7,477)	(74,790)

Net increase	441,128	$4,412,047

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class M	Shares	Amount

Shares sold	16,093	$161,283

Shares issued in connection with	—*	2
reinvestment of distributions

	16,093	161,285

Shares repurchased	(758)	(7,595)

Net increase	15,335	$153,690

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	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class R	Shares	Amount

Shares sold	—	—

Shares issued in connection with	—*	2
reinvestment of distributions

	—*	2

Shares repurchased	—	—

Net increase	—*	$2

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class Y	Shares	Amount

Shares sold	333,027	$3,337,581

Shares issued in connection with	—*	2
reinvestment of distributions

	333,027	3,337,583

Shares repurchased	(4,428)	(44,427)

Net increase	328,599	$3,293,156

300 Fund

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class A	Shares	Amount

Shares sold	3,919,001	$39,373,440

Shares issued in connection with	99	990
reinvestment of distributions

	3,919,100	39,374,430

Shares repurchased	(108,959)	(1,096,240)

Net increase	3,810,141	$38,278,190

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class B	Shares	Amount

Shares sold	361,773	$3,627,949

Shares issued in connection with	—*	1
reinvestment of distributions

	361,773	3,627,950

Shares repurchased	(39,532)	(396,933)

Net increase	322,241	$3,231,017

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class C	Shares	Amount

Shares sold	1,059,973	$10,636,480

Shares issued in connection with	—*	1
reinvestment of distributions

	1,059,973	10,636,481

Shares repurchased	(40,106)	(402,752)

Net increase	1,019,867	$10,233,729

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	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class M	Shares	Amount

Shares sold	83,952	$841,539

Shares issued in connection with	—*	2
reinvestment of distributions

	83,952	841,541

Shares repurchased	(28,101)	(282,494)

Net increase	55,851	$559,047

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class R	Shares	Amount

Shares sold	4,985	$50,000

Shares issued in connection with	—*	2
reinvestment of distributions

	4,985	50,002

Shares repurchased	—	—

Net increase	4,985	$50,002

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class Y	Shares	Amount

Shares sold	483,324	$4,860,368

Shares issued in connection with	—*	2
reinvestment of distributions

	483,324	4,860,370

Shares repurchased	(9,017)	(90,643)

Net increase	474,307	$4,769,727

*Amount represents less than 1 rounded share.

At April 30, 2009, Putnam Investments, LLC owned the following class shares:

100 Fund

		Percent of
		class shares
	Shares	outstanding	Value

Class A	495,099	27.9%	$4,980,696

Class B	1,000	1.2	10,040

Class C	1,000	0.2	10,040

Class M	1,000	6.1	10,060

Class R	1,000	100.0	10,051

Class Y	1,000	0.3	10,070

300 Fund

		Percent of
		class shares
	Shares	outstanding	Value

Class A	495,099	11.5%	$5,010,402

Class B	1,000	0.3	10,100

Class C	1,000	0.1	10,100

Class M	1,000	1.8	10,110

Class R	1,000	16.7	10,110

Class Y	1,000	0.2	10,130

54

Note 5: Initial capitalization and offering
of shares

The fund was established as a series of the trust on September 12, 2008 and commenced operations on December 23, 2008. Prior to December 23, 2008, the fund had no operations other than those related to organizational matters, including, as noted below, the initial capital contributions and issuance of shares:

100 Fund

	Capital	Shares
	contribution	issued

Class A	$4,950,000	495,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

300 Fund

	Capital	Shares
	contribution	issued

Class A	$4,950,000	495,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

Note 6: Investment in Putnam Money Market
Liquidity Fund

The funds invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income in the Statement of operations and totaled $310 and $807 (for 100 Fund and 300 Fund, respectively), for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:.

	Cost of	Proceeds
	purchases	of sales

100 Fund	$3,859,877	$2,353,466

300 Fund	11,733,980	8,264,519

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 8: New accounting pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the funds’ financial statement disclosures.

In April 2009, FASB issued a new FASB Staff Position FSP FAS 157-4 which amends FASB Statement No. 157, Fair Value Measurements, and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure by reporting entities with respect to categories of assets and liabilities carried at fair value. Putnam Management believes applying the provisions of FSP FAS 157-4 will not have a material impact on the funds’ financial statements.

Note 9: Market and credit risk

In the normal course of business, each fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The funds may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

55

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our Web site.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

56

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Myra R. Drucker	Susan G. Malloy
Putnam Investment	Charles E. Haldeman, Jr.	Vice President and
Management, LLC	Paul L. Joskow	Assistant Treasurer
One Post Office Square	Elizabeth T. Kennan
Boston, MA 02109	Kenneth R. Leibler	Beth S. Mazor
	Robert E. Patterson	Vice President
Investment Sub-Manager	George Putnam, III
Putnam Investments Limited	Robert L. Reynolds	James P. Pappas
57–59 St James’s Street	W. Thomas Stephens	Vice President
London, England SW1A1 1LD	Richard B. Worley
Francis J. McNamara, III
Investment Sub-Advisor	Officers	Vice President and
The Putnam Advisory	Charles E. Haldeman, Jr.	Chief Legal Officer
Company, LLC	President
One Post Office Square		Robert R. Leveille
Boston, MA 02109	Charles E. Porter	Vice President and
	Executive Vice President,	Chief Compliance Officer
Marketing Services	Principal Executive Officer,
Putnam Retail Management	Associate Treasurer and	Mark C. Trenchard
One Post Office Square	Compliance Liaison	Vice President and
Boston, MA 02109		BSA Compliance Officer
Jonathan S. Horwitz
Custodian	Senior Vice President	Judith Cohen
State Street Bank	and Treasurer	Vice President, Clerk and
and Trust Company		Assistant Treasurer
Steven D. Krichmar
Legal Counsel	Vice President and Principal	Wanda M. McManus
Ropes & Gray LLP	Financial Officer	Vice President, Senior Associate
Treasurer and Assistant Clerk
Trustees	Janet C. Smith
John A. Hill, Chairman	Vice President, Principal	Nancy E. Florek
Jameson A. Baxter,	Accounting Officer and	Vice President, Assistant Clerk,
Vice Chairman	Assistant Treasurer	Assistant Treasurer and
Ravi Akhoury		Proxy Manager
Charles B. Curtis
Robert J. Darretta

This report is for the information of shareholders of Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS
One Post Office Square
Boston, MA 02109
putnam.com
1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Forwarding service requested

SA104 256616 6/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: June 26, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: June 26, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: November 1, 2008 — April 30, 2009

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOLS
(CLASS A SHARES)

500 Fund: PJMDX
700 Fund: PDMAX

Putnam Absolute Return 500 and 700 Funds

Semiannual Report
4 | 30 | 09

A world of investing.™

Putnam INVESTMENTS

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Since 1937, when George Putnam created a prudent mix of stocks and bonds in a single, professionally managed portfolio, we have championed the wisdom of the balanced approach. Today, we offer a world of equity, fixed-income, multi-asset, and absolute-return portfolios so investors can pursue a range of financial goals. Our seasoned portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in service excellence, in the value of experienced financial advice, and in putting clients first in everything we do.

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

Putnam
Absolute Return
500 and 700
Funds

Semiannual Report
4 | 30 | 09

Message from the Trustees	2

About the funds	4

Performance snapshot	6

Interview with your fund’s Portfolio Manager	7

Performance in depth	12

Expenses	14

Your fund’s management	16

Terms and definitions	18

Trustee approval of management contract	19

Other information for shareholders	22

Financial statements	23

Message from the Trustees

Dear Fellow Shareholder:

Since the fourth quarter of 2007, investors have endured one of the most difficult downturns in decades, but there now seem to be early signs that the storm clouds may be starting to clear in the stock market. Although this downturn is far from over and we remain cautious, we are encouraged by a number of developments.

Before its climb was interrupted by profit taking in early May, the stock market experienced a two-month run-up from its March lows. Although many analysts agree that the stock market is in the process of bottoming out, they are careful to note that the market is fairly valued today and that it will require positive corporate earnings growth to continue its climb.

The outlook for the fixed-income market is less clear. Hundreds of billions of dollars in economic stimulus spending have increased the U.S. deficit, which may weaken demand for Treasuries. Corporate and municipal debt may fare slightly better.

Under President and CEO Robert L. Reynolds, Putnam Investments has instituted several changes in order to position Putnam mutual funds for a market recovery. In April, Walter C. Donovan, a 25-year investment industry veteran, joined Putnam as Chief Investment Officer. Mr. Donovan will lead a reinvigorated investment organization strengthened by the arrival during the past few months of several well-regarded senior portfolio managers, research analysts, and equity traders.

We also are pleased to announce that Ravi Akhoury has been elected to the Board of Trustees of the Putnam Funds and W. Thomas Stephens has rejoined the Board. From 1992 to 2007, Mr. Akhoury was Chairman and CEO of MacKay Shields, a multi-product investment management firm with over $40 billion in assets under management. He serves as advisor to New York Life Insurance Company, and previously was a member of its Executive Management Committee.

Mr. Stephens retired in December 2008 as Chairman and Chief Executive Officer of Boise Cascade, L.L.C., a paper, forest products, and timberland assets company. He is a Director of TransCanada Pipelines, Ltd., an energy infrastructure company. From 1997 to 2008, Mr. Stephens served on the Board of Trustees of the Putnam Funds. Until 2004, he also was a Director of Xcel Energy Incorporated, Qwest Communications, and Norske Canada, Inc.

We would like to take this opportunity to welcome new shareholders to the funds and to thank all of our investors for your continued confidence in Putnam.

About the funds

Pursuing positive returns with less volatility over time than more traditional funds

Many traditional mutual funds focus on specific asset classes and market sectors, striving to perform better than a specified benchmark. Putnam Absolute Return 500 and 700 Funds have the flexibility to go beyond such constraints to pursue positive returns with less volatility over a reasonable period of time, generally three years or more — no matter what happens in the markets. And, unlike funds tied to a narrow investment universe, these funds have the flexibility to invest across global bonds, stocks, and alternative asset classes — and to adjust the mix of investments as opportunities change.

In addition to this flexibility, the portfolio managers, with the resources and support of a team of experts in Putnam’s Global Asset Allocation Group, use advanced risk management techniques and modern investment tools, such as active trading strategies designed to exploit market inefficiencies and other conditions. These tools can help mitigate downside risk and potentially help the funds outperform general markets during flat or negative market conditions.

Putnam is experienced in managing absolute return strategies for institutional investors, and our investment teams have deep expertise and a wide range of tools available for pursuing each fund’s targeted return.

Asset allocation decisions may not always be correct and may adversely affect fund performance. The use of leverage through derivatives may magnify this risk. Leverage and derivatives carry other risks that may result in losses, including the effects of unexpected market shifts and/or the potential illiquidity of certain derivatives. International investments carry risks of volatile currencies, economies, and governments, and emerging-market securities can be illiquid. Bonds are affected by changes in interest rates, credit conditions, and inflation. As interest rates rise, prices of bonds fall. Long-term bonds are more sensitive to interest-rate risk than short-term bonds, while lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. Stocks of small and/or midsize companies increase the risk of greater price fluctuations. REITs involve the risks of real estate investing, including declining property values. Commodities involve the risks of changes in market, political, regulatory, and natural conditions.

The funds will likely underperform general securities markets during periods of strong positive market performance. Additional risks are listed in the funds’ prospectus.

Benefits of Putnam
Absolute Return Funds

Traditional	Absolute return
strategies	strategies

Success =	Success =
beating the market	meeting return targets

Risk =	Risk =
lagging the market	negative returns

Often limited to one	Free to go anywhere:
market or type	invest across sectors
of security	and global markets

Fixed allocations	No fixed allocations

Vulnerable to	Can be independent
market volatility	of market volatility

Free to go anywhere

The funds can invest in a wide range
of global securities

U.S. bonds

International bonds

Emerging-market bonds

U.S. stocks

International stocks

Emerging-market stocks

Commodities

Real estate investment trusts (REITs)

High yield securities

Currencies

Inflation-protected securities

Performance
snapshot

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the growth chart do not reflect a sales charge of 5.75%; had they, results would have been lower. See pages 7 and 12–14 for additional performance information. For a portion of the period, these funds may have limited expenses, without which returns would have been lower. Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may apply. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects. To obtain the most recent month-end performance, visit putnam.com.

Interview with your
fund’s Portfolio Manager

Jeffrey L. Knight

Jeff, this is the funds’ first shareholder report, covering approximately four months from the funds’ launch on December 23, 2008, through April 30, 2009. How did the funds perform?

Almost all investments were highly volatile in the first four months of 2009. Stocks experienced a bear market and a bull market, and investment-grade bonds followed the same trends to a smaller degree. Market volatility made the period a great test for our philosophy and skills. The innovative approach of Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund is to seek positive returns and outperform Treasury bills by 5% and 7%, respectively, over at least three years. The funds can invest across asset classes, including stocks, bonds, and alternative asset classes, such as REITs and commodities. Through the ups and downs, our funds were quite stable and delivered positive results in line with their targeted returns. Class A shares of Absolute Return 500 Fund and Absolute Return 700 Fund posted results of 1.50% and 2.60%, respectively, at net asset value. The Merrill Lynch U.S. Treasury Bill Index, which the funds seek to outperform as the basis for their target returns, posted a return of 0.12% since the funds’ inception through April 30.

Broad market index and fund performance

This comparison shows the funds’ performance in the context of broad market indexes for the period from 12/23/08 (commencement of operations) to 4/30/09. See page 6 and pages 12–14 for additional fund performance information. Index descriptions can be found on page 18. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

Were the funds prepared for this volatility?

When the funds launched in December, our outlook was extremely cautious, and we positioned the funds to reflect this. Financial markets were still struggling with the aftermath of the September collapse of Lehman Brothers and the near-collapse of AIG. The market conditions had a quick and severe impact on economic activity in the United States and worldwide, and we anticipated that it would continue to afflict market confidence and security prices in early 2009.

What has caused the market volatility?

We are still witnessing the unfolding of a long process of financial deleveraging that began over 18 months ago and has achieved an unprecedented scale in both the United States and worldwide. The turmoil was triggered by the surge in home foreclosures and severe problems for securitized loan markets that began in 2006.

There has been some improvement during the period. Efforts by the Fed [U.S. Federal Reserve] and other central banks to ease monetary policy and credit conditions have borne fruit. Also, the Fed and U.S. Treasury introduced a number of new lending facilities designed to spur renewed credit flows. In March, Treasury Secretary Timothy Geithner announced a public/private partnership to buy up so-called “toxic” mortgage assets from banks as another way to restore credit flows. The result of this series of government efforts was a gradual shift — at least temporarily — to a stabilization of the credit markets near the end of the reporting period, and a rebound in equity markets. Although the programs are not perfect and will take time to work through the financial system, we think they have made the worst-case scenario of an economic depression unlikely.

Credit quality overview

Credit qualities shown as a percentage of the fixed-income portion of the portfolio value as of 4/30/09. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds not rated by Moody’s but considered by Putnam Management to be of comparable quality. Ratings will vary over time.

What strategies did you adopt to navigate these market conditions?

First, we decided to exercise the funds’ flexibility to favor what we considered the safest and most liquid asset classes, with the goal of keeping the fund NAVs stable. We kept a substantial portion of assets in cash instruments. Though they offered meager returns, they were steady. We gradually took on more risk in areas that our research suggested would have the highest probability of positive returns. These opportunities were primarily in fixed-income sectors.

We built significant positions in FDIC-guaranteed bank bonds with a yield advantage of more than 0.5% over Treasuries of comparable maturities, despite having the same government guarantee against default. In credit sectors, we established positions in high-quality corporate bonds very close to maturity and in bonds that have a degree of credit risk, which we hedged with credit default swaps to protect the positions from the small possibility of default. In mortgage-backed bonds, our credit strategies were focused on short-maturity bonds with high-quality cash flows, backed by collateral, and protected from defaults. The 500 Fund had exposure to TIPS [Treasury Inflation-Protected Securities], and the 700 Fund had exposure to both TIPS and some U.S. high-yield securities with safer grades of BB and B ratings.

Did you also invest in equities?

We pursued opportunities in the equity markets, but in small amounts and by purchasing options and futures, as well as individual stocks. Early on, we took advantage of the options market where premiums were high because of market volatility. After purchasing stocks, we sold call options that were out-of-the-money. Most expired without being exercised, and the funds

Allocations are represented as a percentage of portfolio market value and include derivative instruments. These may differ from allocations shown later in this report. Holdings and allocations may vary over time.

earned income. We also sold put options on equity indexes, which had the same benefits. In March, when market valuations were extremely low, we modified the equity strategy, by adding some pure exposure to the stock market through futures contracts. In April, our approach evolved further, when we determined that pricing for the options strategy was no longer attractive. We stopped using the options, instead maintaining long positions in the equity markets by holding S&P 500 futures contracts.

Did the funds own alternative asset classes, such as REITs or commodities?

The 700 Fund held a small position in a bond issued by VENTAS, a REIT. However, generally speaking, our research on these other asset classes indicated that they were likely to be more volatile in the short term than we wanted. Part of our distinctive philosophy is to pursue positive returns with less volatility than more traditional funds, and these asset classes generally did not fit our criteria during the period.

Let’s turn to your outlook. What do you expect from the market, and what is your outlook for inflation?

In the near term, we are optimistic that the opportunities in the market can help the funds meet their targets with low volatility. In the short term, we think that inflation, already low, might turn negative, but over the longer term we expect to see inflationary pressures reemerge. Meanwhile, there have been a number of encouraging developments in the markets, such as the early success of the TALF [Term Asset-Backed Securities Loan Facility] program. This has helped to thaw some of the trading in mortgage-backed securities, which should gradually reduce uncertainty.

Allocations are represented as a percentage of portfolio market value and include derivative instruments. These may differ from allocations shown later in this report. Holdings and allocations may vary over time.

What are your strategies for the funds?

We are looking to take a little more risk by investing in the type of securities likely to benefit from the operation of the TALF, though we will not participate directly in that program. We might also add more term structure risk and prepayment risk by taking advantage of dislocations in the CMO sector. In addition, we see a lot of opportunity in the investment-grade corporate credit sector. However, although conditions have improved, there is still considerable uncertainty in the market. While the economy is showing signs of stability, it is not out of the woods yet. The immediate horizon is clearly better than the start of the year, but the way forward is still murky. The funds continue to emphasize bonds that we believe can produce steady returns even if the economy worsens, and hold cash positions that allow us to take advantage of opportunities in the coming months.

Jeff, thanks very much for talking with us today.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the funds for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategies and may vary in the future. Current and future portfolio holdings are subject to risk.

IN THE NEWS

The Obama administration estimates a record $1.84 trillion budget deficit for 2009. The combination of higher government debt and stimulus spending has cooled investors’ attitudes toward Treasury bonds, whose prices have fallen more than 20% since the start of 2009, despite their safe-haven status. Historically, Treasury bonds have been among the investments most vulnerable to fears of rising inflation, which can result from increased government spending. Massive government stimulus often leads to higher prices for consumer goods because the Federal Reserve, in effect, prints more money to pay for the additional spending. This, in turn, can diminish the purchasing power of the dollar. Higher interest rates will push down Treasury prices because when interest rates rise, bond prices fall, and vice versa.

Your fund’s performance

This section shows each fund’s performance, price, and distribution information for the period ended April 30, 2009. In accordance with regulatory requirements for mutual funds, we also include performance as of the most recent calendar quarter-end and expense information taken from the funds’ current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents performance since the funds’ inception date of December 23, 2008. Past performance does not guarantee future results, and the short-term results of relatively new funds are not necessarily indicative of their long-term prospects. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section of putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

500 Fund

Fund performance Total return for the period ended 4/30/09

(inception	Class A		Class B		Class C		Class M		Class R	Class Y
dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	1.50%	–4.34%	1.30%	–3.70%	1.30%	0.30%	1.30%	–2.22%	1.40%	1.70%

After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

For a portion of the period, this fund may have limited expenses, without which returns would have been lower.

Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information For the period ended 4/30/09

	Class A		Class B	Class C	Class M		Class R	Class Y

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

12/23/08*	$10.00	$10.61	$10.00	$10.00	$10.00	$10.36	$10.00	$10.00

4/30/09	10.15	10.77	10.13	10.13	10.13	10.50	10.14	10.17

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

* Inception date of the fund.

Fund performance as of most recent calendar quarter

Total return for the period ended 3/31/09

(inception	Class A		Class B		Class C		Class M		Class R	Class Y
dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	0.00%	–5.75%	–0.20%	–5.19%	–0.20%	–1.20%	–0.10%	–3.57%	–0.10%	0.10%

Fund’s annual operating expenses

The table below shows the fund’s estimated annual operating expenses for its first fiscal year which ends on October 31, 2009.

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses*	1.50%	2.25%	2.25%	2.00%	1.75%	1.25%

Total annual fund operating expenses	1.92	2.67	2.67	2.42	2.17	1.67

* Reflects Putnam Management’s decision to contractually limit expenses through 10/31/10.

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

700 Fund

Fund performance Total return for the period ended 4/30/09

(inception	Class A		Class B		Class C		Class M		Class R	Class Y
dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	2.60%	–3.30%	2.30%	–2.70%	2.30%	1.30%	2.40%	–1.16%	2.50%	2.70%

After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. The short-term results of relatively new funds are not necessarily indicative of its long-term prospects.

For a portion of the period, this fund may have limited expenses, without which returns would have been lower.

Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information For the period ended 4/30/09

	Class A		Class B	Class C	Class M		Class R	Class Y

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

12/23/08*	$10.00	$10.61	$10.00	$10.00	$10.00	$10.36	$10.00	$10.00

4/30/09	10.26	10.89	10.23	10.23	10.24	10.61	10.25	10.27

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

* Inception date of the fund.

Fund performance as of most recent calendar quarter

Total return for the period ended 3/31/09

(inception	Class A		Class B		Class C		Class M		Class R	Class Y
dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(12/23/08)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Life of fund	0.50%	–5.28%	0.30%	–4.70%	0.30%	–0.70%	0.40%	–3.09%	0.40%	0.60%

Fund’s annual operating expenses

The table below shows the fund’s estimated annual operating expenses for its first fiscal year which ends on October 31, 2009.

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses*	1.65%	2.40%	2.40%	2.15%	1.90%	1.40%

Total annual fund operating expenses	2.07	2.82	2.82	2.57	2.32	1.82

* Reflects Putnam Management’s decision to contractually limit expenses through 10/31/10.

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Funds’ comparative index returns For the period ended 4/30/09

	Merrill Lynch U.S. Treasury	Barclays Capital
	Bill Index	Aggregate Bond Index	S&P 500 Index

Life of fund	0.12%	0.87%	2.14%

Index results should be compared to fund performance at net asset value.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The following table shows the expenses you would have paid on a $1,000 investment in Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund from December 23, 2008 (commencement of operations), to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

500 Fund

Expenses paid per $1,000*	$5.31	$7.97	$7.97	$7.08	$6.19	$4.42

Ending value (after expenses)	$1,015.00	$1,013.00	$1,013.00	$1,013.00	$1,014.00	$1,017.00

700 Fund

Expenses paid per $1,000*	$5.87	$8.54	$8.54	$7.65	$6.76	$4.98

Ending value (after expenses)	$1,026.00	$1,023.00	$1,023.00	$1,024.00	$1,025.00	$1,027.00

* Expenses for each share class are calculated using each fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the period from 12/23/08 (commencement of operations) to 4/30/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the period ended April 30, 2009, use the following calculation method. To find the value of your investment on December 23, 2008, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

500 Fund

Expenses paid per $1,000*	$5.30	$7.96	$7.96	$7.07	$6.19	$4.41

Ending value (after expenses)	$1,012.41	$1,009.75	$1,009.75	$1,010.64	$1,011.52	$1,013.29

700 Fund

Expenses paid per $1,000*	$5.83	$8.49	$8.49	$7.60	$6.72	$4.94

Ending value (after expenses)	$1,011.88	$1,009.22	$1,009.22	$1,010.11	$1,010.99	$1,012.76

* Expenses for each share class are calculated using each fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the period from 12/23/08 (commencement of operations) to 4/30/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Expense ratios

The expense ratio for each share class shown indicates how much of your fund’s average net assets have been used to pay ongoing expenses during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

500 Fund
annualized expense ratio	1.49%	2.24%	2.24%	1.99%	1.74%	1.24%

700 Fund
annualized expense ratio	1.64%	2.39%	2.39%	2.14%	1.89%	1.39%

Your fund’s management

In addition to Jeff Knight, your funds’ Portfolio Managers are James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

Portfolio management fund ownership

The following table shows how much the funds’ current Portfolio Managers have invested in the funds and in all Putnam mutual funds (in dollar ranges). Information shown is as of April 30, 2009.

Putnam employee fund ownership

The following table shows the approximate value of investments in the funds and all Putnam funds by Putnam employees as of April 30, 2009. These amounts include investments by the employees’ immediate family members and investments through retirement and deferred compensation plans.

	Assets in the fund	Total assets in all Putnam funds

Putnam employees	$2,920,000	$339,000,000

Other Putnam funds managed by the Portfolio Managers

Jeff Knight is also a Portfolio Manager of Putnam Asset Allocation Funds (Balanced, Conservative, and Growth Portfolios), Putnam Income Strategies Fund, and Putnam RetirementReady® Funds.

James Fetch is also a Portfolio Manager of Putnam Asset Allocation Funds (Balanced, Conservative, and Growth Portfolios).

Robert Kea is also a Portfolio Manager of Putnam Asset Allocation Funds (Balanced, Conservative, and Growth Portfolios), Putnam Income Strategies Fund, and Putnam RetirementReady® Funds.

Robert Schoen is also a Portfolio Manager of Putnam Asset Allocation Funds (Balanced, Conservative, and Growth Portfolios), Putnam Income Strategies Fund, and Putnam RetirementReady® Funds.

Jason Vaillancourt is also a Portfolio Manager of Putnam Asset Allocation Funds (Balanced, Conservative, and Growth Portfolios).

Jeff Knight, James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Trustee approval of management contract

General conclusions

In October 2008, the Putnam funds’ Board of Trustees, which oversees the management of each Putnam fund, approved your fund’s management contract with Putnam Investment Management (“Putnam Management”) for an initial term extending through June 30, 2010; the sub-management contract, in respect of your fund, between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management; and the sub-advisory contract, in respect of your fund, among The Putnam Advisory Company (“PAC”), PIL and Putnam Management. In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requested and evaluated all information it deemed reasonably necessary under the circumstances. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the initial execution of your fund’s management contract, effective December 22, 2008, and your fund’s sub-management and sub-advisory contracts, effective October 17, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the proposed fee schedule for your fund represented reasonable compensation in light of the nature and quality of the services to be provided to the fund, the fees paid by competitive funds and comparable Putnam funds, and the costs expected to be incurred by Putnam Management in providing such services, and

• That this fee schedule would represent an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at anticipated future asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund were considered in light of fee arrangements for the other Putnam funds, which are the result of many years of review and discussion between the Independent Trustees and Putnam Management, and that the Trustees’ conclusions may be based, in part, on their consideration of these arrangements for other Putnam funds in the current and prior years.

Management fee schedules and
categories; total expenses

The Trustees considered your fund’s proposed management fee schedule, including fee levels and breakpoints. The Trustees considered Putnam Management’s representation that investment research and portfolio management for your fund would be particularly labor-intensive, given the breadth of your fund’s investment universe and your fund’s goal of absolute total return. The Trustees also noted that the base fee portion of the proposed fee schedule had been developed under the framework of the current fee schedules of other Putnam funds, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In addition, the Trustees considered that the performance adjustment portion of your fund’s management fee would help align the performance of the fund with the compensation paid to Putnam Management for its services. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for funds in your fund’s Lipper category. The Trustees also noted that expense ratios for a number of Putnam funds were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program of expense limitations for all Putnam funds through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). In the case of your fund, Putnam Management has agreed to waive fees (and, to the extent necessary, bear other expenses) through October 31, 2010 to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, extraordinary expenses and payments under the fund’s investment management contract and distribution plans) would exceed an annual rate of 0.45% of the fund’s average net assets. The Trustees observed that Putnam Management’s commitment to limit fund expenses has served shareholders of the Putnam funds well.

• Economies of scale. Under its management contract, your fund has the benefit of breakpoints in the base fee portion of its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of the fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if the fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure for the Putnam funds during periods of both growth and decline in asset levels. The Trustees concluded that the base fee portion of the fee schedule proposed for your fund represented an appropriate sharing of economies of scale at projected asset levels.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ decision to approve your fund’s initial management contract with Putnam Management. The Trustees are assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which generally meet on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

Because your fund was not yet operational, the Trustees were not able to consider your fund’s recent performance prior to their initial approval of your fund’s management, sub-management and sub-advisory contracts.

Brokerage and soft-dollar allocations;
other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ review of your fund’s initial management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company, each of which provides benefits to affiliates of Putnam Management. In January 2009, the investor servicing agreement counterparty became Putnam Investor Services, Inc.

Comparison of retail and institutional
fee schedules

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the Putnam funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Approval of the Sub-Management
Contract between Putnam
Management and Putnam
Investments Limited and the
Sub-Advisory Contract among
Putnam Management, Putnam
Investments Limited and The Putnam
Advisory Company

In October 2008, the Trustees approved a sub-management contract between Putnam Management and PIL in respect of your fund, under which PIL’s London office would manage a separate portion of the assets of the fund. Also in October 2008, the Trustees approved a sub-advisory contract among Putnam Management, PIL and PAC in respect of your fund, under which PAC’s Tokyo branch would begin providing non-discretionary investment services and its Singapore branch would begin providing discretionary investment management services for your fund. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management and sub-advisory contracts in respect of your fund, effective October 17, 2008.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of your fund’s assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/ or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to your fund.

Other information for shareholders

Important notice regarding delivery
of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the funds’ Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the funds’ financial statements.

Each fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The fund’s portfolio 4/30/09 (Unaudited)

CORPORATE BONDS AND NOTES*	500 Fund 4.1%		700 Fund 12.9%

	Principal		Principal
	amount	Value	amount	Value

Advertising and marketing services		—%		0.2%
Lamar Media Corp. 144A sr. notes
9 3/4s, 2014	$—	$—	$100,000	$100,500

		—		100,500

Aerospace and defense		—%		0.4%
Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016	—	—	100,000	97,250

L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 6 1/8s, 2014	—	—	50,000	47,500

L-3 Communications Corp. company
guaranty sr. unsec. sub. notes 5 7/8s, 2015	—	—	50,000	45,750

		—		190,500

Banking		0.5%		0.8%
Citigroup, Inc. sr. unsec.
unsub. notes FRN 1.424s, 2009	340,000	339,167	355,000	354,130

		339,167		354,130

Beverage		—%		0.2%
Anheuser-Busch InBev Worldwide, Inc.
144A company guaranty sr. notes 7.2s, 2014	—	—	50,000	52,127

Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes 7 1/4s, 2016	—	—	50,000	48,250

		—		100,377

Broadcasting		—%		0.2%
DIRECTV Holdings, LLC company
guaranty sr. unsec. notes 6 3/8s, 2015	—	—	50,000	47,875

DIRECTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s, 2016	—	—	50,000	49,500

		—		97,375

Cable television		—%		0.1%
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	—	—	50,000	48,875

		—		48,875

Chemicals		—%		0.5%
Airgas, Inc. 144A company
guaranty sr. sub. notes 7 1/8s, 2018	—	—	100,000	97,250

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	—	—	50,000	50,250

Nalco Co. company guaranty sr. unsec. notes
7 3/4s, 2011	—	—	100,000	101,000

		—		248,500

Coal		—%		0.2%
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013	—	—	100,000	87,250

		—		87,250

Combined utilities		—%		0.2%
El Paso Corp. sr. unsec. notes 7s, 2017	—	—	50,000	44,922

El Paso Corp. sr. unsec.
notes Ser. GMTN, 7 3/8s, 2012	—	—	50,000	48,463

		—		93,385

CORPORATE BONDS AND NOTES* cont.	500 Fund 4.1%		700 Fund 12.9%

	Principal		Principal
	amount	Value	amount	Value

Commercial and consumer services		—%		0.3%
Aramark Corp. company guaranty 8 1/2s, 2015	$—	$—	$50,000	$47,750

Lender Processing Services, Inc. company guaranty
sr. unsec. unsub. notes 8 1/8s, 2016	—	—	100,000	99,000

		—		146,750

Computers		0.1%		0.1%
Xerox Corp. sr. unsec. notes FRN
2.059s, 2009	40,000	39,041	35,000	34,161

		39,041		34,161

Containers		—%		0.2%
Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013	—	—	100,000	101,000

		—		101,000

Electric utilities		0.2%		0.6%
Allegheny Energy Supply 144A sr. unsec.
bond 8 1/4s, 2012	—	—	100,000	100,997

NiSource Finance Corp. company
guaranty sr. unsec. notes 10 3/4s, 2016	—	—	50,000	53,505

Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019	175,000	174,908	125,000	124,935

		174,908		279,437

Electronics		—%		0.1%
Flextronics International, Ltd. sr. unsec.
sub. notes 6 1/2s, 2013 (Singapore)	—	—	50,000	46,875

		—		46,875

Energy		—%		0.2%
Inergy LP/Inergy Finance Corp.
sr. unsec. notes 6 7/8s, 2014	—	—	100,000	94,000

		—		94,000

Energy (oil field)		—%		0.2%
Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014	—	—	100,000	98,000

Weatherford International, Ltd. company
guaranty sr. unsec. notes 9 5/8s, 2019	—	—	5,000	5,396

		—		103,396

Food		—%		0.5%
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	—	—	100,000	102,000

Tyson Foods, Inc. 144A sr. unsec.
notes 10 1/2s, 2014	—	—	100,000	104,500

		—		206,500

Forest products and packaging		—%		0.4%
Georgia-Pacific Corp. debs. 9 1/2s, 2011	—	—	100,000	101,750

International Paper Co. sr. unsec. notes 7.4s, 2014	—	—	100,000	92,175

		—		193,925

Health care		—%		0.5%
HCA, Inc. sr. sec. notes 9 1/8s, 2014	—	—	100,000	99,000

HCA, Inc. 144A sr. sec. notes 8 1/2s, 2019	—	—	50,000	50,313

Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 9s, 2015	—	—	100,000	101,000

		—		250,313

CORPORATE BONDS AND NOTES* cont.	500 Fund 4.1%		700 Fund 12.9%

	Principal		Principal
	amount	Value	amount	Value

Investment banking/Brokerage		0.9%		1.3%
Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTNC, 4 1/4s, 2010	$340,000	$335,905	$260,000	$256,869

Morgan Stanley sr. unsec. notes FRN
Ser. MTN, 0.541s, 2010	355,000	347,146	355,000	347,146

		683,051		604,015

Media		0.7%		1.0%
Time Warner, Inc. company guaranty sr. unsec.
notes FRN 1.461s, 2009	520,000	516,501	445,000	442,006

		516,501		442,006

Medical services		—%		0.3%
Omnicare, Inc. sr. sub. notes
6 7/8s, 2015	—	—	50,000	46,875

Service Corporation International
sr. notes 7s, 2017	—	—	50,000	44,875

Ventas Realty LP/Capital Corp. company
guaranty 6 3/4s, 2010 R	—	—	50,000	51,438

		—		143,188

Medical technology		—%		—%
Fresenius US Finance II, Inc. 144A
sr. unsec. notes 9s, 2015	—	—	15,000	15,900

		—		15,900

Natural gas utilities		—%		0.1%
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014	—	—	50,000	45,125

		—		45,125

Oil and gas		—%		0.5%
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	—	—	50,000	47,500

Newfield Exploration Co. sr. unsec.
sub. notes 7 1/8s, 2018	—	—	50,000	45,500

Range Resources Corp. company
guaranty sr. unsec. sub. notes 7 1/2s, 2016	—	—	50,000	48,750

Williams Cos., Inc. (The) sr. unsec.
notes 7 1/8s, 2011	—	—	100,000	101,000

		—		242,750

Power producers		—%		0.3%
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	—	—	100,000	101,000

NRG Energy, Inc. sr. notes 7 3/8s, 2016	—	—	50,000	48,125

		—		149,125

Publishing		1.5%		1.9%
R. R. Donnelley & Sons Co. sr. unsec.
notes 5 5/8s, 2012	1,250,000	1,109,463	1,000,000	887,570

		1,109,463		887,570

Regional Bells		—%		0.1%
Qwest Corp. sr. unsec.
unsub. notes 8 7/8s, 2012	—	—	50,000	50,750

		—		50,750

CORPORATE BONDS AND NOTES* cont.	500 Fund 4.1%		700 Fund 12.9%

	Principal		Principal
	amount	Value	amount	Value

Retail		0.2%		0.4%
Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	$135,000	$128,713	$135,000	$128,713

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	—	—	65,000	72,231

		128,713		200,944

Technology services		—%		0.4%
Expedia, Inc. 144A company
guaranty sr. notes 8 1/2s, 2016	—	—	100,000	89,500

Iron Mountain, Inc. company
guaranty 8 5/8s, 2013	—	—	100,000	100,250

		—		189,750

Telecommunications		—%		0.5%
American Tower Corp. sr. unsec.
notes 7s, 2017	—	—	100,000	98,500

Inmarsat Finance PLC company
guaranty 10 3/8s, 2012
(United Kingdom)	—	—	50,000	51,250

Intelsat Subsidiary Holding Co., Ltd.
144A sr. unsec. notes 8 1/2s, 2013 (Bermuda)	—	—	50,000	49,500

Windstream Corp. company
guaranty 8 5/8s, 2016	—	—	50,000	49,750

		—		249,000

Textiles		—%		0.1%
Hanesbrands, Inc. company
guaranty sr. unsec. notes FRN Ser. B,
5.698s, 2014	—	—	50,000	38,250

		—		38,250

Waste Management		—%		0.1%
Allied Waste North America, Inc.
company guaranty sr. unsub. sec.
notes 7 7/8s, 2013	—	—	50,000	50,750

		—		50,750
Total corporate bonds and notes (cost $2,862,662 and $5,862,798)		$2,990,844		$6,086,372

MORTGAGE-BACKED SECURITIES*	500 Fund 9.3%		700 Fund 11.0%

	Principal		Principal
	amount	Value	amount	Value

Banc of America Commercial
Mortgage, Inc.
FRB Ser. 07-3, Class A2, 5.658s, 2049	$835,000	$714,176	$706,000	$603,842
Ser. 06-5, Class A2, 5.317s, 2047	153,000	135,018	136,000	120,016

Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.425s, 2041	275,000	237,683	242,000	209,161
FRB Ser. 07-C4, Class A2, 6.004s, 2039	165,000	139,196	145,000	122,324

CWCapital Cobalt Ser. 07-C2, Class A2,
5.334s, 2047	99,000	85,353	99,000	85,353

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 9.3%		700 Fund 11.0%

	Principal		Principal
	amount	Value	amount	Value

Fannie Mae
IFB Ser. 04-W2, Class 1A3S, Interest
Only (IO), 6.713s, 2044	$84,234	$5,155	$71,395	$4,369
IFB Ser. 05-57, Class CI, IO, 6.263s, 2035	866,061	74,445	1,154,747	99,260
Ser. 06-W2, Class 1AS, IO, 5.458s, 2036	1,241,196	88,373	2,483,030	176,792
Ser. 07-W1, Class 1AS, IO, 5.198s, 2046	2,431,779	170,225	3,241,857	226,930
Ser. 03-W12, Class 1IO2, IO, 1.984s, 2043	409,285	16,126	1,157,787	45,617
FRB Ser. 05-115, Class DF, 1.409s, 2033	185,078	183,823	—	—
Ser. 98-W2, Class X, IO, 1.317s, 2028	826,970	20,674	702,259	17,556
Ser. 98-W5, Class X, IO, 1.255s, 2028	357,205	8,930	303,334	7,583
FRB Ser. 07-80, Class F, 1.138s, 2037	192,534	190,563	—	—
FRB Ser. 06-3, Class FY, 0.938s, 2036	488,357	483,048	418,908	414,354
Ser. 03-W1, Class 2A, IO, 0.288s, 2042	1,207,739	7,367	1,025,754	6,257
Ser. 05-105, Class CO, Principal Only
(PO), zero %, 2033	16,214	16,023	16,214	16,023
FRB Ser. 06-21, Class FH, zero %, 2033	—	—	75,032	74,534

Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
Ser. T-59, Class 1AX, IO, 0.27s, 2043	1,040,904	4,996	883,893	4,243
Ser. T-48, Class A2, IO, 0.212s, 2033	1,413,083	5,935	1,199,957	5,040
FRB Ser. T-54, Class 2A, IO, 0.191s, 2043	585,645	2,406	497,366	2,043

FHLMC Structured Pass Through
Securities Ser. T-8, Class A9, IO,
0.485s, 2028	511,550	4,297	434,433	3,649

Freddie Mac
IFB Ser. 3387, Class PS, IO, 6.129s, 2037	703,429	71,048	937,906	94,731
FRB Ser. 2718, Class FN, 1.951s, 2033	206,071	203,974	10,846	10,736
FRB Ser. 2634, Class LF, 1.809s, 2033	206,026	207,725	—	—
FRB Ser. 2905, Class LF, 1.409s, 2034	124,292	123,819	6,016	5,993
FRB Ser. 3190, Class FL, 1.251s, 2032	206,022	205,118	—	—
FRB Ser. 3059, Class FD, 1.209s, 2035	446,409	442,152	367,249	363,747
FRB Ser. 3035, Class NF, 1.209s, 2035	514,539	504,810	423,065	415,066
FRB Ser. 3350, Class FK, 1.051s, 2037	195,015	193,292	—	—
FRB Ser. 3192, Class FE, 1.051s, 2036	420,097	418,407	345,732	344,341
FRB Ser. 3237, Class FT, 1.009s, 2036	397,196	389,066	326,870	320,179
Ser. 3290, Class DO, PO, zero %, 2036	124,000	119,226	108,000	103,842
Ser. 3337, Class OA, PO, zero %, 2036	67,013	64,911	89,350	86,548
Ser. 3073, Class TO, PO, zero %, 2034	36,994	35,890	36,994	35,890

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.678s, 2035	1,191,136	90,762	2,382,272	181,529
Ser. 06-RP2, Class 1AS1, IO, 5.435s, 2036	1,100,245	79,108	1,466,528	105,443
Ser. 98-2, IO, 1.057s, 2027	145,887	2,845	123,871	2,415
Ser. 98-4, IO, 0.812s, 2026	178,400	3,068	151,549	2,607
Ser. 98-3, IO, 0.723s, 2027	177,999	2,278	151,107	1,934
Ser. 99-2, IO, 0.618s, 2027	233,782	2,876	198,485	2,441

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD11, Class A2, 5.992s, 2049	675,000	582,188	556,000	479,550
Ser. 05-LDP4, Class A2, 4.79s, 2042	148,863	146,706	148,863	146,706

MORTGAGE-BACKED SECURITIES* cont.	500 Fund 9.3%		700 Fund 11.0%

	Principal		Principal
	amount	Value	amount	Value

LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class A2, 5.103s, 2030	$243,000	$224,135	$205,000	$189,085

Merrill Lynch Mortgage Trust
Ser. 06-C1, Class A2, 5.795s, 2039	54,000	49,224	54,000	49,224

Total mortgage-backed securities
(cost $6,559,797 and $5,005,932)		$6,756,440		$5,186,953

U.S. GOVERNMENT AGENCY OBLIGATIONS*	500 Fund 7.1%		700 Fund 8.4%

	Principal		Principal
	amount	Value	amount	Value

Bank of America NA FDIC guaranteed
notes FRN Ser. BKNT, 1.361s, 2010	$625,000	$625,619	$315,000	$315,312

Bank of America NA FDIC guaranteed
notes FRN 1.186s, 2010	800,000	799,702	700,000	699,739

Freddie Mac 1 1/4s, March 12, 2010	1,000,000	1,000,465	800,000	800,372

General Electric Capital Corp. FDIC
guaranteed sr. notes 1 5/8s, 2011	900,000	906,054	700,000	704,709

Goldman Sachs Group, Inc (The) FDIC
guaranteed sr. notes 1 5/8s, 2011	900,000	903,547	700,000	702,759

JPMorgan Chase & Co. FDIC guaranteed notes
2 5/8s, 2010	900,000	920,047	700,000	715,592

Total U.S. government agency obligations
(cost $5,143,012 and $3,928,887)		$5,155,434		$3,938,483

U.S. TREASURY OBLIGATIONS*	500 Fund 9.4%		700 Fund 9.2%

	Principal		Principal
	amount	Value	amount	Value

U.S. Treasury Inflation Index Notes
4 1/4s, January 15, 2010	$1,387,661	$1,419,534	$883,057	$903,340
3 7/8s, April 15, 2029	1,420,177	1,709,104	903,749	1,087,612
2 5/8s, July 15, 2017	1,126,466	1,206,392	716,842	767,704
2 3/8s, April 15, 2011	1,176,241	1,201,420	748,517	764,540
2s, January 15, 2014	1,263,526	1,289,606	804,062	820,658

Total U.S. treasury obligations
(cost $6,825,162 and $4,317,735)		$6,826,056		$4,343,854

ASSET-BACKED SECURITIES*	500 Fund 1.8%		700 Fund 2.2%

	Principal		Principal
	amount	Value	amount	Value

Countrywide Alternative Loan Trust
Ser. 06-2CB, Class A11, 6s, 2036	$145,221	$77,512	$138,590	$73,978

Securitized Asset Backed
Receivables, LLC
FRB Ser. 07-BR5, Class A2A, 0.568s, 2037	67,143	41,629	74,016	45,890
FRB Ser. 07-BR4, Class A2A, 0.528s, 2037	413,112	253,059	320,720	196,463

Structured Adjustable Rate Mortgage
Loan Trust FRB Ser. 06-9, Class 1A1,
5.675s, 2036	672,575	316,135	551,065	259,021

ASSET-BACKED SECURITIES* cont.	500 Fund 1.8%		700 Fund 2.2%

	Principal		Principal
	amount	Value	amount	Value

WAMU Asset-Backed Certificates FRB
Ser. 07-HE2, Class 2A1, 0.548s, 2037	$631,620	$342,654	$517,183	$280,572

Wells Fargo Alternative Loan Trust FRB
Ser. 07-PA6, Class A1, 6.594s, 2037	427,253	224,408	354,349	186,116

Total asset-backed securities
(cost $1,232,622 and $1,024,334)		$1,255,397		$1,042,040

SHORT-TERM INVESTMENTS*	500 Fund 64.5%		700 Fund 53.9%

	Principal		Principal
	amount/shares	Value	amount/shares	Value

Putnam Money Market Liquidity Fund [e]	2,522,571	$2,522,571	1,666,671	$1,666,671

U.S. Treasury Bills for effective yields ranging from
0.50% to 0.64%, maturity December 17, 2009 #	$249,000	247,891	$377,000	375,323

U.S. Treasury Bills for effective yields ranging from
0.29% to 0.67%, maturity November 19, 2009 #	663,000	660,675	483,000	481,306

Federal Home Loan Bank for an effective yield of
0.45%, maturity November 24, 2009	7,500,000	7,498,050	5,000,000	4,998,700

Federal Home Loan Bank for an effective yield of
0.80%, maturity April 30, 2010	2,000,000	1,997,440	2,000,000	1,997,440

Federal Home Loan Mortgage Corp. for an
effective yield of 0.45%, maturity February 8, 2010	5,400,000	5,379,626	3,600,000	3,586,417

Federal Home Loan Mortgage Corp. for an
effective yield of 0.95%, maturity February 5, 2010	3,000,000	2,977,833	1,000,000	992,611

Federal Home Loan Mortgage Corp. for an
effective yield of 0.90%, maturity January 8, 2010	1,600,000	1,589,920	1,400,000	1,391,180

Federal Home Loan Mortgage Corp. for an effective
yield of 0.60%, maturity December 24, 2009	5,000,000	4,980,250	1,000,000	996,050

Federal National Mortgage Association for an
effective yield of 0.87%, maturity February 1, 2010	3,750,000	3,724,988	3,250,000	3,228,323

Federal National Mortgage Association
for an effective yield of 0.90%,
maturity January 15, 2010	1,600,000	1,589,640	1,400,000	1,390,935

Federal National Mortgage Association
for effective yields ranging from
0.52% to 0.75% and maturity dates
ranging from December 28, 2009
to December 29, 2009	9,000,000	8,968,536	2,500,000	2,491,260

Federal National Mortgage Association
for an effective yield of 0.56%,
maturity December 28, 2009	4,600,000	4,582,755	1,750,000	1,743,439

Total short-term investments
(cost $46,715,814 and $25,343,999)		$46,720,175		$25,339,655

TOTAL INVESTMENTS

Total investments (cost $69,339,069 and $45,483,685)		$69,704,346		$45,937,357

Key to holding’s currency abbreviations

EUR	Euro

* Percentages indicated are based on net assets as follows:

500 Fund	$72,474,726
700 Fund	47,022,277

# These securities were pledged and segregated with the broker to cover margin requirements for futures contracts at April 30, 2009.

e See Note 6 to the financial statements regarding investmens in Putnam Money Market Liquidity Fund.

R Real Estate Investment Trust.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at April 30, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at April 30, 2009.

500 Fund

FUTURES CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Euro-Euribor Interest Rate 90 day (Long)	6	$1,951,356	Sep-10	$5,926

Euro-Euribor Interest Rate 90 day (Short)	6	1,963,689	Sep-09	(6,849)

S&P 500 Index E-Mini (Long)	116	5,046,000	Jun-09	268,028

U.S. Treasury Note 10 yr (Short)	4	483,750	Jun-09	5,567

Total				$272,672

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

Citibank, N.A.
$207,000	4/15/19	3.065%	3 month USD-
			LIBOR-BBA	$2,797

Deutsche Bank AG
690,000	3/6/39	3.47%	3 month USD-
			LIBOR-BBA	18,564

715,000	3/20/11	3 month USD-
		LIBOR-BBA	1.43%	28

400,000	3/23/11	3 month USD-
		LIBOR-BBA	1.45%	217

482,000	4/8/19	3.115%	3 month USD-
			LIBOR-BBA	4,178

Total				$25,784

The accompanying notes are an integral part of these financial statements.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received	Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount		date	per annum	(depreciation)

Bank of America, N.A.
Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	—	$(56,516)	$1,250,000		3/20/12	(500 bp)	$(85,632)

Deutsche Bank AG
DJ iTraxx Europe
Series 11 Version 1	A	(9,168)	EUR	550,000	6/20/14	185 bp	8,222

Macy’s Retail
Holdings,
7.45%,7/15/17	—	—	$114,750		6/20/11	(825 bp)	(14,491)

Publicis Groupe SA,
4.125%, 1/31/12	—	—	EUR	275,000	6/20/14	(158 bp)	(6,339)

Goldman Sachs International
Tate & Lyle
International
Finance PLC, 6.50%,
6/28/12	—	—	EUR	275,000	6/20/14	(175 bp)	(3,379)

Total							$(101,619)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at April 30, 2009.

700 Fund

FUTURES CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Euro-Euribor Interest Rate 90 day (Long)	6	$1,951,356	Sep-10	$6,014

Euro-Euribor Interest Rate 90 day (Short)	6	1,963,689	Sep-09	(6,608)

S&P 500 Index E-Mini (Long)	76	3,306,000	Jun-09	176,901

U.S. Treasury Note 5 yr (Short)	7	819,984	Jun-09	5,200

U.S. Treasury Note 10 yr (Short)	1	120,938	Jun-09	1,388

Total				$182,895

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

		Payments	Payments
Swap counterparty /	Termination	made by	received by	Unrealized
Notional amount	date	fund per annum	fund per annum	appreciation

Citibank, N.A.
$117,000	4/15/19	3.065%	3 month USD-
			LIBOR-BBA	$1,581

Deutsche Bank AG
816,000	3/6/39	3.47%	3 month USD-
			LIBOR-BBA	21,954

297,000	3/20/11	3 month USD-
		LIBOR-BBA	1.43%	12

900,000	3/23/11	3 month USD-
		LIBOR-BBA	1.45%	487

382,000	4/8/19	3.115%	3 month USD-
			LIBOR-BBA	3,312

Total				$27,346

CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received	Notional		nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount		date	per annum	(depreciation)

Bank of America, N.A.
Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	—	$(45,213)	$1,000,000		3/20/12	(500 bp)	$(68,506)

Deutsche Bank AG
DJ iTraxx Europe
Series 11 Version 1	A	(8,335)	EUR	500,000	6/20/14	185 bp	7,474

Macy’s Retail
Holdings,
7.45%,7/15/17	—	—	$114,750		6/20/11	(825 bp)	(14,491)

Publicis Groupe SA,
4.125%, 1/31/12	—	—	EUR	250,000	6/20/14	(158 bp)	(5,762)

Goldman Sachs International
Tate & Lyle
International
Finance PLC, 6.50%,
6/28/12	—	—	EUR	250,000	6/20/14	(175 bp)	(3,072)

Total							$(84,357)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at April 30, 2009.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (” SFAS 157” ). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

500 Fund

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$2,522,571	$272,672

Level 2	67,181,775	(75,835)

Level 3	—	—

Total	$69,704,346	$196,837

700 Fund

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$1,666,671	$182,895

Level 2	44,270,686	(57,011)

Level 3	—	—

Total	$45,937,357	$125,884

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 4/30/09 (Unaudited)

Putnam Absolute Return 500 Fund

ASSETS

Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $66,816,498)	$67,181,775
Affiliated issuers (identified cost $2,522,571) (Note 6)	2,522,571

Dividends, interest and other receivables	130,011

Receivable for shares of the fund sold	2,977,521

Receivable for investments sold	5,272

Unrealized appreciation on swap contracts (Note 1)	34,006

Receivable for variation margin (Note 1)	6,110

Unamortized offering costs (Note 1)	68,276

Premium paid on swap contracts (Note 1)	65,684

Total assets	72,991,226

LIABILITIES

Payable to custodian (Note 2)	169

Payable for investments purchased	165,817

Payable for shares of the fund repurchased	7,511

Payable for compensation of Manager (Note 2)	21,552

Payable for investor servicing fees (Note 2)	15,295

Payable for custodian fees (Note 2)	5,721

Payable for administrative services (Note 2)	1,241

Payable for distribution fees (Note 2)	19,014

Payable for auditing	48,821

Payable for offering costs (Note 1)	96,262

Unrealized depreciation on swap contracts (Note 1)	109,841

Other accrued expenses	25,256

Total liabilities	516,500

Net assets	$72,474,726

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$71,151,023

Undistributed net investment income (Note 1)	67,026

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	694,575

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	562,102

Total — Representing net assets applicable to capital shares outstanding	$72,474,726

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($51,759,818 divided by 5,098,525 shares)	$10.15

Offering price per class A share (100/94.25 of $10.15)*	$10.77

Net asset value and offering price per class B share ($4,764,240 divided by 470,526 shares)**	$10.13

Net asset value and offering price per class C share ($9,111,085 divided by 899,477 shares)**	$10.13

Net asset value and redemption price per class M share ($482,307 divided by 47,600 shares)	$10.13

Offering price per class M share (100/96.50 of $10.13)*	$10.50

Net asset value, offering price and redemption price per class R share
($15,770 divided by 1,555 shares)	$10.14

Net asset value, offering price and redemption price per class Y share
($6,341,506 divided by 623,810 shares)	$10.17

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations For the period 12/23/08 (commencement of operations) to 4/30/09 (Unaudited)

Putnam Absolute Return 500 Fund

INVESTMENT INCOME

Interest (including interest income of $1,086 from investments in affiliated issuers) (Note 6)	$236,512

Dividends	16,878

Total investment income	253,390

EXPENSES

Compensation of Manager (Note 2)	92,851

Investor servicing fees (Note 2)	43,454

Custodian fees (Note 2)	5,750

Trustee compensation and expenses (Note 2)	7,527

Administrative services (Note 2)	7,671

Distribution fees — Class A (Note 2)	22,827

Distribution fees — Class B (Note 2)	6,726

Distribution fees — Class C (Note 2)	10,627

Distribution fees — Class M (Note 2)	259

Distribution fees — Class R (Note 2)	20

Amortization of offering costs (Note 1)	37,320

Auditing	49,674

Other	31,459

Fees waived and reimbursed by Manager (Note 2)	(129,699)

Total expenses	186,466

Expense reduction (Note 2)	(102)

Net expenses	186,364

Net investment income	67,026

Net realized gain on investments (Notes 1 and 3)	329,185

Net realized loss on swap contracts (Note 1)	(1,920)

Net realized loss on futures contracts (Note 1)	(12,776)

Net realized gain on foreign currency transactions (Note 1)	35

Net realized gain on written options (Notes 1 and 3)	380,051

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(12)

Net unrealized appreciation of investments, futures contracts
and swap contracts during the period	562,114

Net gain on investments	1,256,677

Net increase in net assets resulting from operations	$1,323,703

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Absolute Return 500 Fund

For the period 12/23/08
INCREASE IN NET ASSETS	(commencement of operations) to 4/30/09*

Operations:
Net investment income	$67,026

Net realized gain on investments and foreign currency transactions	694,575

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	562,102

Net increase in net assets resulting from operations	1,323,703

Redemption fees (Note 1)	616

Increase from capital share transactions (Note 4)	61,150,407

Total increase in net assets	62,474,726

NET ASSETS

Beginning of period (Note 5)	10,000,000

End of period (including undistributed net investment income of $67,026)	$72,474,726

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 500 Fund

INVESTMENT OPERATIONS:								RATIOS AND SUPPLEMENTAL DATA:

			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from				Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss) on	investment		Net asset value,	Total return at net	end of period	to average	(loss) to average	Portfolio
Period ended	of period	income (loss) [a,b]	investments	operations	Redemption fees [c]	end of period	asset value (%) [d]	(in thousands)	net assets (%) [e,b]	net assets (%) [b]	turnover (%)

Class A
April 30, 2009 † **	$10.00	.02	.13	.15	—	$10.15	1.50 *	$51,760	.53 *	.20 *	106.59 *

Class B
April 30, 2009 † **	$10.00	.01	.12	.13	—	$10.13	1.30 *	$4,764	.79 *	.08 *	106.59 *

Class C
April 30, 2009 † **	$10.00	.01	.12	.13	—	$10.13	1.30 *	$9,111	.79 *	.10 *	106.59 *

Class M
April 30, 2009 † **	$10.00	.01	.12	.13	—	$10.13	1.30 *	$482	.70 *	.13 *	106.59 *

Class R
April 30, 2009 † **	$10.00	(.01)	.15	.14	—	$10.14	1.40 *	$16	.61 *	(.09) *	106.59 *

Class Y
April 30, 2009 † **	$10.00	.05	.12	.17	—	$10.17	1.70 *	$6,342	.44 *	.45 *	106.59 *

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to April 30, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.39% based on average net assets for the period ended April 30, 2009 (Note 2).

c Amount represents less than $0.01 per share.

d Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

e Includes amounts paid through expense offset arrangements (Note 2).

The accompanying notes are an integral part of these financial statements.

38	39

Statement of assets and liabilities 4/30/09 (Unaudited)

Putnam Absolute Return 700 Fund

ASSETS

Investment in securities, at value, (Note 1):
Unaffiliated issuers (identified cost $43,817,014)	$44,270,686
Affiliated issuers (identified cost $1,666,671) (Note 6)	1,666,671

Dividends, interest and other receivables	182,387

Receivable for shares of the fund sold	1,259,392

Receivable for investments sold	17,197

Unrealized appreciation on swap contracts (Note 1)	34,820

Receivable for variation margin (Note 1)	3,907

Receivable from Manager (Note 2)	2,257

Premium paid on swap contracts (Note 1)	53,548

Unamortized offering costs (Note 1)	68,276

Total assets	47,559,141

LIABILITIES

Payable to custodian (Note 2)	13,007

Payable for investments purchased	159,236

Payable for shares of the fund repurchased	66,156

Payable for investor servicing fees (Note 2)	9,781

Payable for custodian fees (Note 2)	5,971

Payable for administrative services (Note 2)	1,198

Payable for distribution fees (Note 2)	11,035

Payable for offering costs (Note 1)	96,262

Payable for auditing	58,564

Unrealized depreciation on swap contracts (Note 1)	91,831

Other accrued expenses	23,823

Total liabilities	536,864

Net assets	$47,022,277

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$45,946,313

Undistributed net investment income (Note 1)	122,629

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	373,784

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	579,551

Total — Representing net assets applicable to capital shares outstanding	$47,022,277

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($35,298,714 divided by 3,441,586 shares)	$10.26

Offering price per class A share (100/94.25 of $10.26)*	$10.89

Net asset value and offering price per class B share ($2,718,988 divided by 265,724 shares)**	$10.23

Net asset value and offering price per class C share ($4,272,474 divided by 417,591 shares)**	$10.23

Net asset value and redemption price per class M share ($449,969 divided by 43,949 shares)	$10.24

Offering price per class M share (100/96.50 of $10.24)*	$10.61

Net asset value, offering price and redemption price per class R share
($21,361 divided by 2,085 shares)	$10.25

Net asset value, offering price and redemption price per class Y share
($4,260,771 divided by 414,985 shares)	$10.27

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations For the period 12/23/08 (commencement of operations) to 4/30/09 (Unaudited)

Putnam Absolute Return 700 Fund

INVESTMENT INCOME

Interest (including interest income of $859 from investments in affiliated issuers) (Note 6)	$249,703

Dividends	12,306

Total investment income	262,009

EXPENSES

Compensation of Manager (Note 2)	77,394

Investor servicing fees (Note 2)	30,832

Custodian fees (Note 2)	6,000

Trustee compensation and expenses (Note 2)	7,388

Administrative services (Note 2)	7,555

Distribution fees — Class A (Note 2)	16,493

Distribution fees — Class B (Note 2)	3,267

Distribution fees — Class C (Note 2)	4,688

Distribution fees — Class M (Note 2)	426

Distribution fees — Class R (Note 2)	19

Amortization of offering costs (Note 1)	37,320

Auditing	59,218

Other	29,634

Fees waived and reimbursed by Manager (Note 2)	(140,782)

Total expenses	139,452

Expense reduction (Note 2)	(72)

Net expenses	139,380

Net investment income	122,629

Net realized gain on investments (Notes 1 and 3)	132,743

Net realized loss on swap contracts (Note 1)	(1,920)

Net realized loss on futures contracts (Note 1)	(66,384)

Net realized gain on foreign currency transactions (Note 1)	86

Net realized gain on written options (Notes 1 and 3)	309,259

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(5)

Net unrealized appreciation of investments, futures contracts
and swap contracts during the period	579,556

Net gain on investments	953,335

Net increase in net assets resulting from operations	$1,075,964

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Absolute Return 700 Fund

For the period 12/23/08
INCREASE IN NET ASSETS	(commencement of operations) to 4/30/09*

Operations:
Net investment income	$122,629

Net realized gain on investments and foreign currency transactions	373,784

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	579,551

Net increase in net assets resulting from operations	1,075,964

Redemption fees (Note 1)	186

Increase from capital share transactions (Note 4)	35,946,127

Total increase in net assets	37,022,277

NET ASSETS

Beginning of period (Note 5)	10,000,000

End of period (including undistributed net investment income of $122,629)	$47,022,277

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 700 Fund

INVESTMENT OPERATIONS:								RATIOS AND SUPPLEMENTAL DATA:

			Net realized							Ratio of net
	Net asset value,		and unrealized	Total from				Net assets,	Ratio of expenses	investment income
	beginning	Net investment	gain (loss) on	investment		Net asset value,	Total return at net	end of period	to average	(loss) to average	Portfolio
Period ended	of period	income (loss) [a,b]	investments	operations	Redemption fees [c]	end of period	asset value (%) [d]	(in thousands)	net assets (%) [e,b]	net assets (%) [b]	turnover (%)

Class A
April 30, 2009 † **	$10.00	.05	.21	.26	—	$10.26	2.60 *	$35,299	.58 *	.49 *	74.21 *

Class B
April 30, 2009 † **	$10.00	.06	.17	.23	—	$10.23	2.30 *	$2,719	.84 *	.54 *	74.21 *

Class C
April 30, 2009 † **	$10.00	.06	.17	.23	—	$10.23	2.30 *	$4,272	.84 *	.54 *	74.21 *

Class M
April 30, 2009 † **	$10.00	.07	.17	.24	—	$10.24	2.40 *	$450	.76 *	.64 *	74.21 *

Class R
April 30, 2009 † **	$10.00	.02	.23	.25	—	$10.25	2.50 *	$21	.67 *	.17 *	74.21 *

Class Y
April 30, 2009 † **	$10.00	.08	.19	.27	—	$10.27	2.70 *	$4,261	.49 *	.75 *	74.21 *

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to April 30, 2009.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of 0.60% based on average net assets for the period ended April 30, 2009 (Note 2).

c Amount represents less than $0.01 per share.

d Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

e Includes amounts paid through expense offset arrangements (Note 2).

The accompanying notes are an integral part of these financial statements.

44	45

Notes to financial statements 4/30/09 (Unaudited)

Note 1: Significant accounting policies

Putnam Absolute Return 500 and 700 Funds (the “funds”) are each a diversified series of Putnam Funds Trust (the “trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds seek to earn a positive total return that exceeds, by a targeted amount, the rate of inflation, as reflected by the return of the Merrill Lynch U.S. Treasury Bill Index over a reasonable period of time regardless of market conditions or general market direction. The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds will invest primarily in a broadly diversified portfolio reflecting uncorrelated fixed income strategies designed to exploit market inefficiencies across global markets and fixed income sectors. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Each fund began offering each class of shares on December 23, 2008. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the funds’ manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

C) Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds’ portfolio.

F) Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the funds’ exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolio.

G) Credit default contracts Each fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by each fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, each fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

H) Master agreements Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

I) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Each fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

The aggregate identified cost on a tax basis is as follows:

				Net
	Cost	Appreciation	Depreciation	Appreciation

500 Fund	$69,339,069	$453,415	$88,138	$365,277

700 Fund	45,483,685	508,472	54,800	453,672

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the funds’ fiscal year. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

L) Offering costs The offering costs of $105,595 (for 500 Fund and 700 Fund) are being fully amortized on a straight-line basis over a twelve-month period. Each fund will reimburse Putnam Management for the payment of these expenses.

Note 2: Management fee, administrative
services and other transactions

Each fund pays Putnam Management for the management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the following annual rates:

500 Fund: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

700 Fund: 0.95% of the first $500 million of average net assets, 0.85% of the next $500 million, 0.80% of the next $500 million, 0.75% of the next $5 billion, 0.725% of the next $5 billion, 0.705% of the next $5 billion, 0.69% of the next $5 billion and 0.68% thereafter.

Commencing with each fund’s thirteenth whole calendar month of operation, the applicable base fee will be increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease will be calculated monthly based on a performance adjustment rate that is equal to 0.04% multiplied by the difference, in percentage points, between the fund’s performance (measured by the fund’s class A shares) and the performance of the Merrill Lynch U.S. Treasury Bill Index plus 5.00% and 7.00% (for 500 Fund and 700 Fund, respectively), over the performance period, and annualized over the performance period. The maximum annualized performance adjustment rate is +/–0.20% and +/–0.28% (for 500 Fund and 700 Fund, respectively). The performance period will be the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate will be multiplied by the fund’s average net assets over the performance period and the result will be divided by twelve. The resulting dollar amount will be added to, or subtracted from, the base fee for that month.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through October 31, 2010, to the extent that expenses of each fund (exclusive of brokerage commissions, interest, taxes, extraordinary expenses, expense offset and brokerage/service arrangements and payments under each fund’s investment management and distribution plans) would exceed an annual rate of 0.45% of the fund’s average net assets. For the period ended April 30, 2009, Putnam Management’s compensation was limited by $129,699 and $140,782 for the 500 Fund and 700 Fund, respectively.

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of each fund managed by PIL.

The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, is authorized by the Trustees to manage and provide investment recommendations with respect to a portion of the assets of each fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of each fund’s assets managed and 0.10% of the average net assets of the portion of each fund’s assets for which PAC provides investment recommendations.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for each fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on each fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Prior to December 31, 2008, these services were provided by Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management. Putnam Investor Services, Inc. and Putnam Investor Services received fees for investor servicing, subject to certain limitations, based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The amounts incurred for investor servicing agent functions provided by affiliates of Putnam Management during the period ended April 30, 2009 are included in Investor servicing fees in the Statement of operations.

Under the custodian contract between each fund and State Street, the custodian bank has a lien on the securities of each fund to the extent permitted by the fund’s investment restrictions to cover any advances made by the custodian bank for the settlement of securities purchased by each fund. At April 30, 2009, the payable to the custodian bank (for 500 Fund and 700 Fund) represents the amount due for cash advanced for the settlement of securities purchased.

Each fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the period ended April 30, 2009, the funds’ expenses were reduced by $102 and $72 (for 500 Fund and 700 Fund, respectively) under the expense offset arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $290 and $280 (for 500 Fund and 700 Fund, respectively), as a quarterly retainer, has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Each fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the funds is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of each fund. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the period ended April 30, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	Net	Net
	Commissions	Commissions

500 Fund	$99,189	$1,959

700 Fund	59,517	1,115

	Class B	Class C
	Contingent	Contingent
	Deferred	Deferred
	Sales Charges	Sales Charges

500 Fund	$882	$167

700 Fund	820	218

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the period ended April 30, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A and class M redemptions from either fund.

Note 3: Purchases and sales of securities

During the period ended April 30, 2009, cost of purchases and proceeds from sales of investment securities and short-term investments were as follows:

U.S. Government Securities
	Purchases	Sales

500 Fund	$6,868,148	$41,026

700 Fund	4,360,714	41,026

Other Securities
	Purchases	Sales

500 Fund	$24,024,150	$12,077,282

700 Fund	23,052,613	8,189,123

Written option transactions during the period ended April 30, 2009 are summarized as follows:

500 Fund

	Contract	Premiums
	Amounts	Received

Written options
outstanding at
beginning of period	$—	$—

Options opened	817,300	620,136

Options exercised	(446,581)	(227,880)

Options expired	(370,570)	(298,386)

Options closed	(149)	(93,870)

Written options
outstanding at
end of period	$—	$—

700 Fund

	Contract	Premiums
	Amounts	Received

Written options
outstanding at
beginning of period	$—	$—

Options opened	602,681	475,087

Options exercised	(306,199)	(156,079)

Options expired	(296,359)	(243,354)

Options closed	(123)	(75,654)

Written options
outstanding at
end of period	$—	$—

Note 4: Capital shares

At April 30, 2009, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

500 Fund

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class A	Shares	Amount

Shares sold	4,190,540	$41,693,923

Shares issued in connection with	—	—
reinvestment of distributions

	4,190,540	41,693,923

Shares repurchased	(87,015)	(867,127)

Net increase	4,103,525	$40,826,796

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class B	Shares	Amount

Shares sold	490,872	$4,880,208

Shares issued in connection with	—	—
reinvestment of distributions

	490,872	4,880,208

Shares repurchased	(21,346)	(212,953)

Net increase	469,526	$4,667,255

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class C	Shares	Amount

Shares sold	909,456	$9,074,234

Shares issued in connection with	—	—
reinvestment of distributions

	909,456	9,074,234

Shares repurchased	(10,979)	(109,310)

Net increase	898,477	$8,964,924

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class M	Shares	Amount

Shares sold	47,409	$476,003

Shares issued in connection with	—	—
reinvestment of distributions

	47,409	476,003

Shares repurchased	(809)	(8,127)

Net increase	46,600	$467,876

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class R	Shares	Amount

Shares sold	555	$5,566

Shares issued in connection with	—	—
reinvestment of distributions

	555	5,566

Shares repurchased	—	—

Net increase	555	$5,566

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class Y	Shares	Amount

Shares sold	643,710	$6,425,957

Shares issued in connection with	—	—
reinvestment of distributions

	643,710	6,425,957

Shares repurchased	(20,900)	(207,967)

Net increase	622,810	$6,217,990

700 Fund

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class A	Shares	Amount

Shares sold	2,475,269	$24,824,607

Shares issued in connection with	—	—
reinvestment of distributions

	2,475,269	24,824,607

Shares repurchased	(28,683)	(285,918)

Net increase	2,446,586	$24,538,689

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class B	Shares	Amount

Shares sold	273,409	$2,733,774

Shares issued in connection with	—	—
reinvestment of distributions

	273,409	2,733,774

Shares repurchased	(8,685)	(86,563)

Net increase	264,724	$2,647,211

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class C	Shares	Amount

Shares sold	421,969	$4,238,542

Shares issued in connection with	—	—
reinvestment of distributions

	421,969	4,238,542

Shares repurchased	(5,378)	(54,040)

Net increase	416,591	$4,184,502

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class M	Shares	Amount

Shares sold	43,845	$438,446

Shares issued in connection with	—	—
reinvestment of distributions

	43,845	438,446

Shares repurchased	(896)	(9,036)

Net increase	42,949	$429,410

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class R	Shares	Amount

Shares sold	1,085	$11,073

Shares issued in connection with	—	—
reinvestment of distributions

	1,085	11,073

Shares repurchased	—	—

Net increase	1,085	$11,073

	For the period 12/23/08
	(commencement of operations) to 4/30/09

Class Y	Shares	Amount

Shares sold	425,656	$4,253,426

Shares issued in connection with	—	—
reinvestment of distributions

	425,656	4,253,426

Shares repurchased	(11,671)	(118,184)

Net increase	413,985	$4,135,242

At April 30, 2009, Putnam Investments, LLC owned the following class shares:

500 Fund

		Percent of
		class shares
	Shares	outstanding	Value

Class A	995,000	19.5%	$10,099,250

Class B	1,000	0.2	10,130

Class C	1,000	0.1	10,130

Class M	1,000	2.1	10,130

Class R	1,000	64.3	10,140

Class Y	1,000	0.2	10,170

700 Fund

		Percent of
		class shares
	Shares	outstanding	Value

Class A	995,000	28.9%	$10,208,700

Class B	1,000	0.4	10,230

Class C	1,000	0.2	10,230

Class M	1,000	2.3	10,240

Class R	1,000	48.0	10,250

Class Y	1,000	0.2	10,270

Note 5: Initial capitalization and
offering of shares

Each fund was established as a series of the trust on September 12, 2008 and commenced operations on December 23, 2008. Prior to December 23, 2008, each fund had no operations other than those related to organizational matters, including, as noted below, the initial capital contributions and issuance of shares:

500 Fund

	Capital	Shares
	contribution	issued

Class A	$9,950,000	995,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

700 Fund

	Capital	Shares
	contribution	issued

Class A	$9,950,000	995,000

Class B	10,000	1,000

Class C	10,000	1,000

Class M	10,000	1,000

Class R	10,000	1,000

Class Y	10,000	1,000

Note 6: Investment in Putnam Money Market
Liquidity Fund

Each fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income in the Statement of operations and totaled $1,086 and $859 (for 500 Fund and 700 Fund, respectively) for the period ended April 30, 2009. During the period ended April 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Cost of	Proceeds
	purchases	of sales

500 Fund	$20,940,682	$18,418,111

700 Fund	14,636,312	12,969,641

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 8: New accounting pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

In April 2009, FASB issued a new FASB Staff Position FSP FAS 157-4 which amends FASB Statement No. 157, Fair Value Measurements, and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure by reporting entities with respect to categories of assets and liabilities carried at fair value. Putnam Management believes applying the provisions of FSP FAS 157-4 will not have a material impact on the funds financial statements.

Note 9: Market and credit risk

In the normal course of business, each fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). Each fund may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our Web site.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 mutual funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Myra R. Drucker	Susan G. Malloy
Putnam Investment	Charles E. Haldeman, Jr.	Vice President and Assistant
Management, LLC	Paul L. Joskow	Treasurer
One Post Office Square	Elizabeth T. Kennan
Boston, MA 02109	Kenneth R. Leibler	Beth S. Mazor
	Robert E. Patterson	Vice President
Investment Sub-Manager	George Putnam, III
Putnam Investments Limited	Robert L. Reynolds	James P. Pappas
57–59 St James’s Street	W. Thomas Stephens	Vice President
London, England SW1A1 1LD	Richard B. Worley
Francis J. McNamara, III
Investment Sub-Advisor	Officers	Vice President and
The Putnam Advisory	Charles E. Haldeman, Jr.	Chief Legal Officer
Company, LLC	President
One Post Office Square		Robert R. Leveille
Boston, MA 02109	Charles E. Porter	Vice President and Chief
	Executive Vice President,	Compliance Officer
Marketing Services	Principal Executive Officer,
Putnam Retail Management	Associate Treasurer and	Mark C. Trenchard
One Post Office Square	Compliance Liaison	Vice President and BSA
Boston, MA 02109		Compliance Officer
Jonathan S. Horwitz
Custodian	Senior Vice President and	Judith Cohen
State Street Bank	Treasurer	Vice President, Clerk and
and Trust Company		Assistant Treasurer
Steven D. Krichmar
Legal Counsel	Vice President and Principal	Wanda M. McManus
Ropes & Gray LLP	Financial Officer	Vice President, Senior Associate
Treasurer and Assistant Clerk
Trustees	Janet C. Smith
John A. Hill, Chairman	Vice President, Principal	Nancy E. Florek
Jameson A. Baxter,	Accounting Officer and	Vice President, Assistant Clerk,
Vice Chairman	Assistant Treasurer	Assistant Treasurer and
Ravi Akhoury		Proxy Manager
Charles B. Curtis
Robert J. Darretta

This report is for the information of shareholders of Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Forwarding service requested

SA107 256617 6/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: June 26, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: June 26, 2009